UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09709

Highland Floating Rate Advantage Fund

(Exact name of registrant as specified in charter)

NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)

James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)

registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Highland Floating Rate
Advantage Fund

Semi-Annual Report
February 29, 2008

Highland Floating Rate Advantage Fund

Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE

Highland Floating Rate Advantage Fund

Objective

          To provide a high level of current income, consistent with preservation of capital.

Net Assets as of February 29, 2008

          $1,846.5 million

Portfolio Data as of February 29, 2008

The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its investment portfolio will change over time.

Quality Breakdown as of 02/29/08 (%)*

A	0.3

Baa	0.2

Ba	26.9

B	46.6

Caa	9.1

Ca	0.3

N/R	16.6

Top 5 Sectors as of 02/29/08 (%)*

Telecommunications	10.4

Housing — Real Estate Development	9.8

Diversified Media	9.2

Broadcasting	9.2

Healthcare — Medical Products	8.2

Top 10 Holdings as of 02/29/08 (%)*

Charter Communications Operating, LLC (Senior Loans)	3.3

Univision Communications, Inc. (Senior Loans)	3.3

Fontainebleau Florida Hotel LLC (Senior Loans)	2.6

Lake at Las Vegas Joint Venture (Senior Loans)	2.5

Sacher Funding Ltd. (Senior Loans)	2.5

HCA, Inc. (Senior Loans)	2.4

CCS Medical, Inc. (Senior Loans)	2.3

Sabre, Inc. (Senior Loans)	2.2

Delphi Corp. (Senior Loans)	2.1

Tribune Co. (Senior Loans)	2.1

*	Quality is calculated as a percentage of total senior loans, notes and bonds. Sectors and holdings are calculated as a percentage of net assets.

Semi-Annual Report | 1

FINANCIAL STATEMENTS

February 29, 2008	Highland Floating Rate Advantage Fund A guide to understanding the Fund’s financial statements

Investment Portfolio

The Investment Portfolio details all of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities

This statement details the Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and non-investment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations

This statement details income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund’s net increase or decrease in net assets from operations.

Statements of Changes in Net Assets

These statements demonstrate how the Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distributions reinvestments) during the reporting period. The Statements of Changes in Net Assets also detail changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights

The Financial Highlights demonstrate how the Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements

These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

2 | Semi-Annual Report

INVESTMENT PORTFOLIO (unaudited)

February 29, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (a) - 118.1%
AEROSPACE - AEROSPACE/DEFENSE - 2.8%
	AWAS Capital, Inc.
9,502,304	First Lien Term Loan, 6.69%, 03/15/13	7,886,913
6,109,248	Second Lien Term Loan, 10.94%, 03/15/13	5,467,777
	DeCrane Aircraft Holdings, Inc.
4,117,917	First Lien Term Loan, 7.40%, 02/21/13	3,625,634
	IAP Worldwide Services, Inc.
2,949,899	First Lien Term Loan, 11.13%, 12/30/12	2,472,015
3,500,000	Second Lien Term Loan, 16.63%, 06/20/13	2,595,810
	Travelport LLC
7,761,000	Delayed Draw Term Loan, 7.08%, 08/23/13	6,839,381
15,000,000	Letter of Credit, 7.08%, 05/23/14	13,155,000
425,143	Synthetic Letter of Credit, 7.08%, 08/23/13	372,850
3,078,814	Tranche B Dollar Term Loan, 7.08%, 08/23/13	2,697,410
	Vought Aircraft Industries, Inc.
2,915,294	Term Loan, 7.34%, 12/22/11	2,692,099
	Wesco Aircraft Hardware Corp.
2,926,497	First Lien Term Loan, 7.08%, 09/30/13	2,742,362
1,000,000	Second Lien Term Loan, 10.58%, 03/28/14	948,750

		51,496,001

AEROSPACE - AIRLINES - 2.4%
	Continental Airlines, Inc.
1,714,286	Tranche A-1 Term Loan, 8.50%, 06/01/11	1,680,000
4,285,714	Tranche A-2 Term Loan, 8.50%, 06/01/11	4,200,000
	Delta Air Lines, Inc.
1,000,000	Credit-Linked Deposit Loan, 6.70%, 04/30/12	859,580
8,955,000	Second Lien Term Loan, 8.08%, 04/30/14	7,589,363
4,969,136	Term Loan Equipment Notes, 8.70%, 09/29/12	4,795,217
	Northwest Airlines, Inc.
9,900,000	Term Loan, 5.13%, 08/21/08	8,486,181
	US Airways, Inc.
20,500,000	Term Loan, 5.79%, 03/23/14	16,228,210

		43,838,551

BROADCASTING - 5.9%
	All3Media Intermediate Ltd.
4,874,517	UK Term Loan B1, 7.80%, 08/31/14	4,649,070
	Barrington Broadcasting Group LLC
2,468,750	Term Loan, 5.33%, 08/11/13	2,280,508
	Clarke American Corp.
9,950,000	Tranche B Term Loan, 7.33%, 06/30/14	8,168,950
	CMP Susquehanna Corp.
5,221,071	Term Loan, 5.24%, 05/06/13	4,255,173

Principal Amount ($)		Value ($)

BROADCASTING (continued)
	Comcorp Broadcasting, Inc.
156,173	Revolving Loan, 9.41%, 10/02/12 (b) (c)	151,097
2,285,452	Term Loan, 8.75%, 04/02/13 (b)	2,211,175
	Hargray Acquisition Co.,/DPC
	Acquisition LLC/HCP Acquisition LLC
1,922,767	First Lien Term Loan, 7.08%, 06/27/14	1,740,104
2,000,000	Second Lien Term Loan, 10.33%, 01/29/15	1,780,000
	Millennium Digital Media Systems, LLC
31,087,269	First Lien Term Loan, 7.11%, 06/30/11	29,066,597
12,500,000	First Lien Term Loan, 08/23/11 (d)	11,687,500
6,750,709	Revolver Loan, 7.51%, 06/30/11 (d)	6,221,251
	NextMedia Operating, Inc.
597,747	Delay Draw Term Loan, 5.10%, 11/15/12	508,085
1,344,931	Initial Term Loan, 5.09%, 11/15/12	1,156,641
	Paxson Communications Corp.
11,000,000	Term Loan, 7.63%, 01/15/12	9,295,000
	Young Broadcasting, Inc.
27,975,980	Term Loan, 6.23%, 11/03/12	24,898,622

		108,069,773

CABLE - INTERNATIONAL CABLE - 1.2%
	UPC Financing Partnership
18,261,250	Facility N1, 4.87%, 12/31/14	16,016,577
	Virgin Media, Inc.
7,552,855	B4 Facility, 6.06%, 09/03/12	6,696,814

		22,713,391

CABLE - US CABLE - 6.2%
	CCO Holdings, LLC
4,000,000	Incremental Loan, 7.34%, 09/06/14	3,190,000
	Cequel Communications LLC
6,275,000	Second Lien Tranche A Term Loan, 7.74%, 05/05/14	4,800,375
9,825,063	Term Loan, 6.67%, 11/05/13	8,359,556
	Charter Communications Operating, LLC
69,666,667	Replacement Term Loan, 6.99%, 03/06/14	61,387,480
	Knology, Inc.
12,437,500	Term Loan, 6.95%, 04/03/14	10,571,875
	Mediacom Broadband Group
990,000	Tranche D-1 Term Loan, 5.41%, 01/31/15	859,320
990,000	Tranche D-2 Term Loan, 5.34%, 01/31/15	859,409
	Northland Cable Television, Inc.
4,900,000	First Lien Term Loan B, 8.26%, 12/22/12	4,826,500
6,000,000	Second Lien Term Loan, 11.24%, 06/22/13	5,910,000
	RCN Corp.
2,975,000	Initial Term Loan, 7.13%, 04/25/14	2,558,500

See accompanying Notes to Financial Statements. | 3

INVESTMENT PORTFOLIO (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

CABLE - US CABLE (continued)
	WideOpenWest Finance, LLC
4,000,000	First Lien Term Loan, 7.51%, 06/30/14	3,540,000
10,000,000	Second Lien Term Loan, 11.45%, 06/29/15	8,000,000

		114,863,015

CHEMICALS - COMMODITY & FERTILIZER - 0.5%
	Cognis GmbH
5,000,000	Facility C, 6.99%, 09/15/13	4,131,250
	Ferro Corp.
5,689,097	Term Loan, 6.90%, 06/06/12	5,319,306

		9,450,556

CHEMICALS - SPECIALTY CHEMICALS - 0.5%
	Berry Plastics Holding Corp.
741,888	Term C Loan, 5.10%, 04/03/15 (e)	643,127
	Brenntag Holding GmbH & Co.
294,545	Acquisition Facility, 7.37%, 01/17/14	247,418
1,205,364	Facility B2 Term Loan, 5.79%, 01/17/14	1,043,387
1,000,000	Second Lien Dollar Facility, 9.39%, 01/17/16	821,670
	Kraton Polymers Group of Cos.
1,449,737	Term Loan, 6.75%, 05/13/13	1,272,144
	Lucite International US Finco LLC
729,351	Term B-1 Advance, 5.50%, 07/07/13	604,450
258,244	Term B-2 Advance, 5.50%, 07/07/13	214,020
	Panda Hereford Ethanol, L.P.
5,000,000	Tranche A Term Loan, 6.87%, 07/28/13	4,550,000

		9,396,216

CONSUMER DURABLES - 0.4%
	Rexair LLC
3,412,624	First Lien Term Loan, 9.08%, 06/30/10	3,378,498
	Water Pik, Inc.
4,975,000	First Lien Term Loan, 8.24%, 06/15/13	4,875,500

		8,253,998

CONSUMER NON-DURABLES - 1.9%
	Amscan Holdings, Inc.
6,947,500	Term Loan, 5.90%, 05/27/13	6,252,750
	BioTech Research Labs/Philosophy Merger Sub, Inc.
4,957,311	First Lien Term Loan, 5.27%, 03/16/14	4,040,209
	Camelbak Products, Inc.
1,111,111	Second Lien Term Loan, 12.91%, 02/04/12	955,556
	DS Waters of America, Inc.
2,970,000	Term Loan , 5.37%, 10/27/12	2,687,850
	Hillman Group, Inc.
5,536,316	Term Loan B, 6.38%, 07/22/13	4,899,639

Principal Amount ($)		Value ($)

CONSUMER NON-DURABLES (continued)
	Jarden Corp.
766,003	Term Loan B1, 6.58%, 01/24/12	707,404
	Solo Cup Co.
4,554,862	Term B1 Loan, 6.59%, 02/27/11	4,210,970
5,574,857	Term B1 Loan, 8.03%, 02/27/11	5,153,955
	Spectrum Brands, Inc.
5,131,150	Dollar Term B Loan, 9.02%, 03/30/13	4,621,216
483,286	Letter of Credit, 2.99%, 03/30/13	435,663
	Technical Concepts, LLC
700,946	U. S. Dollar Term Loan A, 6.38%, 01/01/11	690,432
803,261	U. S. Dollar Term Loan B, 6.63%, 01/01/13	791,212

		35,446,856

DIVERSIFIED MEDIA - 7.9%
	Advanstar Communications
4,477,500	First Lien Term Loan, 7.45%, 05/31/14	3,514,838
8,769,108	Cinemark USA, Inc. Term Loan, 5.34%, 10/05/13	7,757,504
	Endurance Business Media, Inc.
2,733,971	First Lien Term Loan, 5.88%, 07/26/13	2,235,021
	HIT Entertainment PLC
4,433,040	Term Facility, 5.15%, 03/30/12	3,790,249
	Knowledgepoint360 Group LLC
1,000,000	Second Lien Term Loan, 10.07%, 04/13/15	950,000
	Merrill Communications LLC
3,870,165	Combined Term Loan, 6.40%, 12/22/12	3,463,798
	Metro-Goldwyn-Mayer Holdings II, Inc.
9,379,771	Tranche B Term Loan, 8.45%, 04/08/12	7,895,704
17,227,633	Tranche B Term Loan, 8.11%, 04/08/12	14,501,877
1,977,717	Tranche B-1 Term Loan, 8.11%, 04/08/12	1,647,873
	Nielsen Finance LLC
11,891,398	Dollar Term Loan, 5.35%, 08/09/13 (d)	10,523,887
	Panavision, Inc.
3,500,000	Second Lien Term Loan, 10.88%, 03/30/12	2,913,750
	Penton Media, Inc.
18,113,125	First Lien Term Loan, 5.52%, 02/01/13	14,399,934
9,500,000	Second Lien Term Loan, 9.98%, 02/01/14	7,030,000
	Readers Digest Association, Inc.
950,000	Revolver, 7.47%, 02/17/13 (c)	874,000
4,962,500	U.S. Term Loan, 7.19%, 03/03/14	4,110,588
	Springer Science+Business Media S.A.
562,496	Tranche B-2, 7.75%, 09/16/11	521,907
562,496	Tranche C-2, 8.12%, 09/17/12	521,907
366,301	Tranche E-2, 7.47%, 09/17/12	339,869

4 |  See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

DIVERSIFIED MEDIA (continued)
	Springer Science+Business Media S.A. (continued)
338,124	USD Tranche B-2 Add-On, 7.75%, 07/05/13	313,725
338,124	USD Tranche C-2 Add-On, 8.12%, 07/05/14	313,725
	Tribune Co.
52,284,791	Initial Tranche B Advance, 7.91%, 05/17/14	38,322,660
13,933,333	Tranche X Advance, 7.40%, 05/17/09	12,734,509
	Valassis Communications, Inc.
1,294,867	Tranche B Term Loan, 6.58%, 03/02/14	1,188,040
	West Corp.
2,942,663	Term B-2 Loan, 5.74%, 10/24/13	2,517,213
	Yell Group PLC
4,000,000	Facility B1, 5.12%, 10/27/12	3,571,680

		145,954,258

ENERGY - EXPLORATION & PRODUCTION - 2.0%
	ATP Oil & Gas Corp.
14,155,001	First Lien Term Loan, 7.16%, 04/14/10	13,411,864
	III Exploration II LP
2,244,375	Delayed Draw Term Loan, 8.15%, 10/29/13	1,930,163
2,000,000	Second Lien Loan, 10.58%, 04/29/14	1,400,000
12,648,750	Term Loan, 7.36%, 10/29/13	10,877,925
	Targa Resources, Inc.
964,971	Synthetic Letter of Credit, 5.07%, 10/31/12	907,073
1,719,820	Term Loan, 6.90%, 10/31/12	1,616,631
	TARH E&P Holdings, L.P.
2,500,000	First Lien Term Loan, 7.68%, 06/29/12	2,400,000
	Trident Exploration
5,693,300	Unsecured Term Loan, PIK, 17.06%, 11/24/11	4,269,975

		36,813,631

ENERGY - OTHER ENERGY - 2.1%
	Alon USA Energy, Inc.
198,682	Edgington Facility, 5.37%, 06/22/13	171,860
1,589,456	Paramount Facility, 5.37%, 06/22/13	1,374,880
	Coffeyville Resources, LLC
519,670	Funded Letter of Credit, 4.63%, 12/28/10	478,097
1,690,588	Tranche D Term Loan, 7.48%, 12/30/13	1,597,606
	Delphi Acquisition Holding I B.V.
488,759	Facility B1, 7.21%, 01/12/15	414,834
488,759	Facility C1, 7.71%, 01/11/16	419,111
	Helix Energy Solutions Group, Inc.
4,469,987	Term Loan, 6.68%, 07/01/13	4,211,085

Principal Amount ($)		Value ($)

ENERGY - OTHER ENERGY (continued)
	MEG Energy Corp.
984,429	Delayed Draw Term Loan, 6.73%, 04/03/13 (c)	893,369
1,942,501	Initial Term Loan, 6.83%, 04/03/13	1,778,592
	Monitor US Finco, Inc.
3,000,000	Second Lien Term Loan, 17.20%, 01/11/15 (f)	1,425,000
	SandRidge Energy, Inc.
2,000,000	Floating Rate Loan, 8.35%, 04/01/14	1,820,000
	Total Safety U.S., Inc.
1,000,000	Second Lien Term Loan, 11.33%, 12/08/13	980,000
	Value Creation, Inc.
14,589,356	Term Loan, 12.82%, 07/01/12	14,151,676
	Venoco, Inc.
6,000,000	Second Lien Term Loan, 7.13%, 09/20/11	5,430,000
	Volnay Acquisition Co. I
2,958,380	Term Loan B1, 5.27%, 01/12/14	2,817,857

		37,963,967

ENERGY - REFINING - 0.3%
	Port Barre Investments, LLC
3,000,000	Term B Loan, 6.96%, 09/08/14	2,895,000
	Resolute Aneth, LLC
3,214,286	Second Lien Term Loan, 7.81%, 04/13/12	2,844,643

		5,739,643

FINANCIAL - 3.3%
	AlixPartners, LLP
1,470,038	Tranche C Term Loan, 6.38%, 10/12/13	1,370,810
	Bay Point Re Ltd.
1,500,000	Term Loan, 9.63%, 12/31/10	1,440,000
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 8.63%, 05/01/13	1,687,500
	Dollar Financial Corp.
1,988,891	Canadian Borrower Term Loan, 7.58%, 10/30/12	1,879,502
1,461,898	Delayed Draw Term Loan, 7.58%, 10/30/12	1,381,493
	Emerson Reinsurance Ltd.
3,250,000	Series A Loan, 6.74%, 12/15/11	3,136,250
1,250,000	Series B Loan, 7.99%, 12/15/11	1,206,250
	First American Payment Systems, L.P.
923,500	Term Loan, 6.56%, 10/06/13	845,003
	Flatiron Re Ltd.
3,969,862	Closing Date Term Loan, 9.08%, 12/29/10	3,811,067
1,922,902	Delayed Draw Term Loan, 9.08%, 12/29/10	1,845,986
	FleetCor Technologies Operating Co., LLC
3,308,333	Tranche 1 Term Loan, 5.37%, 04/30/13	2,994,042
	HUB International Ltd.
2,556,639	Delayed Draw Term Loan, 7.34%, 06/13/14 (c)	2,198,710

See accompanying Notes to Financial Statements. | 5

INVESTMENT PORTFOLIO (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

FINANCIAL (continued)
	HUB International Ltd. (continued)
14,637,696	Initial Term Loan, 7.33%, 06/13/14	12,588,419
	IPayment, Inc.
3,887,764	Term Loan, 6.01%, 05/10/13	3,168,528
	Kepler Holdings, Ltd.
8,000,000	Term Loan, 10.33%, 06/30/09	7,920,000
	Online Resources Corp.
1,000,000	Term Loan A, 5.88%, 02/09/12	960,000
	Penhall Holding Co.
2,658,516	Senior Unsecured PIK Toggle Term Loan, 12.63%, 04/01/12	2,366,079
	Riskmetrics Group Holdings, LLC
992,500	First Lien Term Loan B, 7.08%, 01/10/14	944,116
	Wind Acquisition Holdings Finance S.A.
9,666,776	Dollar PIK Loan, 12.46%, 12/21/11	8,845,100

		60,588,855

FOOD AND DRUG - 0.0%
	Nash-Finch Co.
678,286	Initial Term Loan, 5.75%, 11/12/10	610,457

FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.4%
	Best Brands Corp.
4,127,287	Term Loan B, 9.23%, 12/12/12 (d)	3,838,377
	WM. Bolthouse Farms, Inc.
3,902,745	First Lien Term Loan, 7.00%, 12/17/12	3,673,459

		7,511,836

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 0.6%
	Chiquita Brands LLC
2,176,467	Term C Loan, 6.13%, 06/28/12	2,160,143
	Dole Food Co., Inc.
186,258	Credit Linked Deposit, 4.25%, 04/12/13	158,552
411,746	Tranche B Term Loan, 6.59%, 04/12/13	349,470
	Interstate Bakeries Corp.
562,500	DIP Revolver, 7.75%, 06/02/08 (c)	559,687
	LJVH Holdings, Inc.
1,000,000	Second Lien Term Loan, 10.70%, 01/19/15	925,000
875,600	Tranche B Term Loan, 7.70%, 07/19/14	805,552
119,400	Tranche C Term Loan, 7.70%, 07/19/14	110,893
	Merisant Co.
15,227	Tranche B Term Loan, 8.63%, 01/11/10	13,932
	Michelina’s
5,520,022	Term Loan, 7.75%, 04/02/11	5,299,221
	Solvest, Ltd.
1,372,488	Tranche C Term Loan, 6.10%, 04/12/13	1,168,330

		11,550,780

Principal Amount ($)		Value ($)

FOOD/TOBACCO - RESTAURANTS - 0.9%
	Aramark Canada Ltd.
3,960,000	Canadian Term Loan, 6.83%, 01/26/14	3,658,050
	Aramark Corp.
134,173	Letter of Credit Facility, 5.20%, 01/26/14	124,278
2,128,948	U.S. Term Loan, 6.71%, 01/26/14	1,971,619
	Caribbean Restaurant LLC
2,341,667	Tranche B Term Loan, 5.86%, 06/30/09	2,177,750
	El Pollo Loco, Inc.
3,883,381	Term Loan, 7.34%, 11/18/11	3,436,792
	OSI Restaurant Partners LLC
4,458,580	Incremental Term Loan, 7.13%, 06/14/14	3,633,743
355,183	Synthetic Revolver, 5.52%, 06/14/13	292,031
	Pinnacle Foods Finance LLC
985,025	Term Loan, 7.48%, 04/02/14	883,075

		16,177,338

FOREST PRODUCTS - PACKAGING - 0.1%
	Smurfit Kappa Acquisitions
1,000,000	B1 Term Loan Facility, 6.50%, 12/01/13	886,250
	C1 Term Loan Facility,
1,000,000	6.75%, 12/01/13	852,500

		1,738,750

FOREST PRODUCTS - PAPER - 0.7%
	Appleton Papers, Inc.
492,513	Term Loan B, 5.91%, 06/05/14	446,955
	Boise Paper Holdings, LLC
4,000,000	Second Lien Term Loan, 12.50%, 02/23/15	3,735,000
	Mauser
4,504,824	Facility B2, 5.65%, 06/30/15	3,209,687
4,495,176	Facility C2, 5.90%, 06/13/16	3,180,337
	Verso Paper Holdings LLC
2,249,452	Term B Loan , 6.58%, 07/28/13 (e)	2,030,130

		12,602,109

GAMING/LEISURE - GAMING - 1.0%
	DHM Holdings Co., Inc.

1,990,697	Multi Draw Term Loan , 6.63%, 03/03/08 (b) (c)	1,990,697
	Drake Hotel Acquisition
6,041,285	B Note 1, 12.90%, 10/01/07	6,041,285
	Green Valley Ranch Gaming LLC
4,560,000	Second Lien Term Loan, 6.34%, 08/16/14	3,488,400
4,919,515	Term Loan, 5.74%, 02/16/14	4,009,405
	VML U S Finance LLC
4,000,000	Term B Funded Project Loan, 7.08%, 05/25/13	3,633,120

		19,162,907

6 |  See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

GAMING/LEISURE - OTHER LEISURE - 5.0%
	Alpha Topco Ltd.
5,714,286	Facility B1, 7.09%, 12/31/13	4,977,543
4,285,714	Facility B2, 7.09%, 12/31/13	3,724,971
4,500,000	Second Lien Facility D, 8.22%, 06/30/14	3,791,250
	AMF Bowling Worldwide, Inc.
1,990,000	Term B Loan, 7.68%, 06/07/13	1,641,750
	Fontainebleu Florida Hotel LLC
57,500,000	Tranche C Term Loan, 11.11%, 06/06/12	48,012,500
	Fontainebleu Las Vegas LLC
4,666,667	Initial Term Loan, 8.40%, 06/06/14	3,896,667
	Kuilima Resort Co.
10,164,918	First Lien Term Loan, 9.50%, 09/30/10	9,504,198
	Regal Cinemas Corp.
4,935,025	Term Loan, 6.33%, 10/28/13	4,471,478
	Revel Entertainment Group, LLC
8,000,000	First Lien Term Loan, 7.62%, 05/20/08	7,960,000
	Town Sports International LLC
992,500	Term Loan, 6.94%, 02/27/14	833,700
	Yellowstone Mountain Club, LLC
3,551,137	First Lien Term Loan, 5.50%, 09/30/10	3,196,023

		92,010,080

HEALTHCARE - ACUTE CARE - 3.5%
	COHR Holdings, Inc.
997,487	First Lien Term Loan, 5.59%, 01/31/13	708,216
	HCA, Inc.
	Tranche A Term Loan,
959,091	6.33%, 11/19/12	883,889
48,875,082	Tranche B Term Loan, 7.08%, 11/18/13	44,963,120
	IM US Holdings, LLC
14,925,000	First Lien Term Loan, 6.84%, 06/26/14	13,301,906
1,000,000	Second Lien Term Loan, 9.45%, 06/26/15	867,500
	National Mentor Holdings, Inc.
56,000	Institutional Letter of Credit Facility, 4.60%, 06/29/13	50,960
929,840	Tranche B Term Loan, 7.04%, 06/28/13	846,154
	Stiefel Laboratories, Inc.
1,705,405	Delayed Draw Term Loan, 6.69%, 12/28/13	1,586,026
2,229,659	First Lien Initial Term Loan, 6.69%, 12/28/13	2,068,008

		65,275,779

HEALTHCARE - ALTERNATE SITE SERVICES - 3.4%
	CHG Cos. Medical Staffing, Inc.
1,576,040	First Lien Term Loan B, 6.34%, 12/20/12	1,434,197
400,000	Synthetic Letter of Credit, 4.71%, 12/20/13	360,000

Principal Amount ($)		Value ($)

HEALTHCARE - ALTERNATE SITE SERVICES (continued)
	CHS/ Community Health Systems, Inc.
15,243,411	Funded Term Loan, 7.33%, 07/25/14	13,976,379
	CRC Health Corp.
6,937,312	Term Loan, 7.09%, 02/06/13	6,273,966
	Danish Holdco A/S
3,365,689	Facility B5, 7.36%, 05/01/15	2,692,551
2,500,000	Second Lien Term Facility D, 8.98%, 11/01/16	1,562,500
	Gambro Holding AB
861,945	Facility B2, 5.57%, 06/05/14	790,835
861,945	Facility C2, 6.07%, 06/05/15	815,616
	LifeCare Holdings
11,498,676	Term Loan, 9.45%, 08/11/12 (e)	9,788,248
	Physiotherapy Associates, Inc./ Benchmark Medical, Inc.
1,500,000	Second Lien Term Loan, 11.41%, 12/31/13	1,380,000
4,863,889	Term Loan, 8.12%, 06/28/13	4,328,861
	Select Medical Corp.
16,164,263	Tranche B Term Loan, 5.46%, 02/24/12	14,386,194
	Skilled Healthcare LLC
1,950,000	First Lien Term Loan, 5.24%, 06/15/12	1,784,250
	TLC Vision (USA) Corp.
2,880,699	Term Advance, 7.23%, 06/20/13	2,650,243

		62,223,840

HEALTHCARE - MEDICAL PRODUCTS - 7.5%
	American Medical Systems, Inc.
4,935,665	Term Loan, 5.48%, 07/20/12	4,380,403
	CB Diagnostics AB
2,849,009	Facility B2, 7.48%, 03/09/15	2,692,313
8,433,296	Facility C2, 7.52%, 03/09/16	8,053,798
	CCS Medical, Inc.
45,464,881	First Lien Term Loan, 8.10%, 09/30/12 (d)	41,675,837
4,750,000	Second Lien Term Loan, 12.85%, 03/30/13	4,211,635
	DSI Renal, Inc.
7,960,808	Term Facility, 7.13%, 03/31/13	7,244,335
	Fenwal, Inc.
13,813,099	Initial First Lien Term Loan, 7.33%, 02/28/14	12,017,396
	Golden Gate National Senior Care LLC
1,000,000	Second Lien Term Loan, 11.02%, 09/14/11	925,000
	Graceway Pharmaceuticals LLC
3,866,667	First Lien Term B Loan, 7.58%, 05/03/12	3,370,419
4,500,000	Mezzanine Loan, 13.08%, 11/01/13	3,600,000
	Nyco Holdings 3 ApS
9,250,000	Facility B2, 7.45%, 12/29/14	7,056,085
9,250,000	Facility C2, 8.20%, 12/29/15	7,053,125

See accompanying Notes to Financial Statements. | 7

INVESTMENT PORTFOLIO (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

HEALTHCARE - MEDICAL PRODUCTS (continued)
	Patheon, Inc.
1,191,000	Tranche PB Loan, 7.38%, 04/27/14	982,575
794,000	Tranche USB Loan, 7.38%, 04/27/14	655,050
	Pharmaceutical Holdings Corp.
2,826,000	Term Loan, 6.38%, 01/30/12	2,684,700
	Sun Healthcare Group, Inc.
103,448	Delayed Draw Term Loan, 5.90%, 04/19/14	94,138
160,920	Synthetic Letter of Credit, 4.83%, 04/19/14	146,437
708,960	Term Loan, 6.15%, 04/19/14	645,153
	Talecris Biotherapeutics Holdings Corp.
18,319,962	First Lien Term Loan, 8.38%, 12/06/13	15,113,969
7,500,000	Second Lien Term Loan, 11.38%, 12/08/14	6,375,000
	Triumph Healthcare Second Holdings LLC
3,871,264	First Lien Term Loan, 6.12%, 07/28/13	3,658,345
	Warner Chilcott Co., Inc.
5,153,707	Tranche B Acquisition Date Term Loan, 6.34%, 01/18/12	4,834,847
	Warner Chilcott Corp.
1,792,854	Tranche C Acquisition Date Term Loan, 6.56%, 01/18/12	1,668,842

		139,139,402

HOUSING - BUILDING MATERIALS - 5.1%
	Atrium Cos., Inc.
8,825,593	Closing Date Term Loan, 8.38%, 05/31/12	7,281,115
	Contech Construction Products
980,556	Term Loan, 5.19%, 01/31/13	857,986
	Custom Building Products, Inc.
2,501,006	First Lien Term Loan, 7.07%, 10/20/11	2,225,895
	Nortek, Inc.
12,600,953	Term Loan, 5.35%, 08/29/11	11,120,341
	PGT Industries, Inc.
1,419,704	First Lien Tranche A-2 Term Loan, 8.38%, 02/14/12	1,071,877
	Pivotal Group Promontory
4,614,651	First Lien Term Loan, 11.00%, 08/31/10	3,591,768
	Realogy Corp.
4,000,000	Delayed Draw Term B Loan, 7.51%, 10/10/13 (e)	3,357,120
13,327,529	Initial Term B Loan, 7.51%, 10/10/13 (e)	11,293,748
3,588,181	Synthetic Letter of Credit, 4.76%, 10/10/13 (e)	3,030,362
	Roofing Supply Group LLC
2,962,500	First Lien Term Loan, 9.71%, 08/31/13	2,295,938
	Spirit Finance Corp.
15,500,000	Term Loan, 7.91%, 08/01/13	12,206,250

Principal Amount ($)		Value ($)

HOUSING - BUILDING MATERIALS (continued)
	Stile Acquisition Corp.
4,878,586	Canadian Term Loan, 5.65%, 04/06/13	4,201,048
	Stile U.S. Acquisition Corp.
4,209,106	U.S. Term Loan, 5.65%, 04/06/13	3,625,681
	WAICCS Las Vegas 3 LLC
13,000,000	First Lien Term Loan, 8.04%, 08/01/08	11,895,000
13,000,000	Second Lien Term Loan, 13.54%, 08/01/08	11,700,000
	Withers Preserve MB-I
4,487,189	B-Note, 9.74%, 12/14/08 (b)	4,451,291

		94,205,420

HOUSING - REAL ESTATE DEVELOPMENT - 9.5%
	Crescent Resources LLC
1,000,000	Term Loan, 6.12%, 09/07/12	790,000
	Ginn LA Conduit Lender, Inc.
14,595,267	First Lien Tranche A Credit-Linked Deposit, 5.10%, 06/08/11 (e)	11,150,784
31,368,123	First Lien Tranche B Term Loan, 8.33%, 06/08/11 (e)	23,965,246
7,000,000	Second Lien Term Loan, 12.33%, 06/08/12	3,902,500
	Giraffe Intermediate, LLC
2,143,382	Mezzanine Note A-1, 5.99%, 08/30/13 (b)	2,080,581
	Kyle Acquisition Group LLC
1,142,857	Facility B, 6.63%, 07/20/09	708,571
857,143	Facility C, 6.63%, 07/20/11	471,429
	Lake at Las Vegas Joint Venture
2,500,000	Additional Term Loan, 12.25%, 03/31/08	2,500,000
6,750,000	First Lien Term Loan, 12.25%, 06/20/12	6,750,000
15,974,296	Synthetic Revolver, 11.80%, 06/20/12 (d) (f)	6,245,949
119,116,413	Term Loan, 15.31%, 06/20/12 (d) (f)	46,574,518
	LBREP/L-Suncal Master I LLC
4,904,925	First Lien Term Loan, 6.50%, 01/19/10	3,556,070
	LNR Property Corp.
10,553,400	Initial Tranche B Term Loan, 5.86%, 07/12/11	8,640,596
	Morningside Assisted Living
3,283,813	Senior Mortgage Loan, 6.51%, 10/12/08	3,292,022
	MPH Mezzanine II, LLC
4,500,000	Mezzanine 2B, 7.48%, 02/09/09 (b)	4,293,000
	MPH Mezzanine III, LLC
2,850,000	Mezanine 3, 8.48%, 02/09/09	2,707,500
	MPO Intermediate LLC
606,618	Mezzanine Note A-1, 5.99%, 08/30/13 (b)	588,844
	November 2005 Land Investors, LLC
1,564,601	First Lien Term Loan, 7.12%, 05/09/11	1,173,450
	Pacific Clarion, LLC
10,891,261	Term Loan, 15.00%, 01/23/09 (b) (g)	10,711,914

8 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

HOUSING - REAL ESTATE DEVELOPMENT (continued)
	Tamarack Resort LLC
3,196,689	Tranche A Credit-Linked Deposit, 5.10%, 05/19/11	2,797,103
4,723,108	Tranche B Term Loan, 11.75%, 05/19/11	3,400,637
	Westgate Investments, LLC
17,513,384	Senior Secured Loan, PIK, 13.13%, 09/25/10 (g)	18,213,920
4,410,494	Term Loan, 6.37%, 09/25/10	4,285,500
	Weststate Land Partners LLC
4,000,000	First Lien Term Loan, 6.37%, 05/01/08	3,740,000
	Woodlands Commercial Properties Co., LP
400,000	Secured Term Loan, 5.07%, 08/29/09	385,000
	Woodlands Land Development Co., LP
1,600,000	Secured Term Loan, 5.07%, 08/29/09	1,540,000

		174,465,134

INFORMATION TECHNOLOGY - 5.5%
	Applied Systems, Inc.
4,708,921	Term Loan, 7.19%, 09/26/13	4,473,475
	Aspect Software, Inc.
2,545,000	Second Lien Term Loan, 11.50%, 07/11/12	2,226,875
1,768,103	Tranche A-1 Term Loan, 7.94%, 07/11/11	1,608,974
	Billing Services Group North America, Inc.
2,000,000	Term Loan, 9.12%, 11/30/14	1,930,000
	Corel Corp.
1,965,125	Term Loan, 7.12%, 02/16/10	1,621,228
	DTN, Inc.
	Tranche C Term Loan,
6,940,056	7.55%, 03/11/13	6,315,451
	Freescale Semiconductor, Inc.
15,048,744	Term Loan, 5.01%, 11/29/13	12,806,180
	Infor Enterprise Solutions Holdings, Inc.
4,064,554	Delayed Draw Term Loan, 8.58%, 07/30/12	3,698,744
7,790,396	Initial U.S. Term Loan, 8.58%, 07/30/12	7,089,260
	Intergraph Corp.
10,265,766	Initial First Lien Term Loan, 5.09%, 05/29/14	9,393,176
2,000,000	Second Lien Term Loan, 9.09%, 11/28/14	1,860,000
	IPC Systems, Inc.
12,188,750	Tranche B-1 Term Loan, 7.09%, 05/31/14	10,000,869
	Keane International, Inc.
11,106,977	Closing Date Term Loan, 7.08%, 06/04/13	8,830,047
	Keane International, Inc..
837,209	Synthetic Letter of Credit Loan, 7.08%, 06/04/13	664,887
	Metrologic Instruments, Inc.
2,000,000	Second Lien Add-On Term Loan, 11.08%, 04/10/15	1,880,000

Principal Amount ($)		Value ($)

INFORMATION TECHNOLOGY (continued)
	Quantum Corp.
1,800,000	Term Loan, 8.70%, 07/14/14	1,638,000
	Ridgefield Midco SARL
2,871,368	Facility A2, PIK, 12.84%, 09/27/16	2,640,683
	SCS Holdings II, Inc.
3,314,352	First Lien Term Loan, 7.58%, 11/30/12	3,082,347
2,000,000	Second Lien Term Loan, 10.83%, 05/30/13	1,860,000
	Secure Computing Corp.
90,058	Term Loan, 7.58%, 08/31/13	86,681
	Serena Software, Inc.
4,779,130	Term Loan, 7.18%, 03/11/13	4,492,383
	Sitel, LLC
1,946,921	U.S. Term Loan, 7.66%, 01/30/14	1,567,271
	Vangent, Inc.
6,428,863	Term Loan, 5.35%, 02/14/13	5,255,595
	Verint Systems, Inc.
8,446,154	Term Loan, 5.99%, 05/27/14	7,179,231

		102,201,357

MANUFACTURING - 1.5%
	Acument Global Technologies, Inc.
1,975,000	Term Loan, 8.33%, 08/11/13	1,836,750
	Elster Group GmbH
259,974	USD Term Loan B1, 6.91%, 09/30/13	250,225
	FCI International S.A.S.
509,496	Term Loan B2A, 6.85%, 03/10/14	459,398
509,496	Tranche B3C, 6.85%, 11/03/13	459,398
	FCI SA
490,504	Term Loan B2B, 6.85%, 03/10/14	452,695
490,504	Tranche B4B, 6.85%, 11/03/13	452,696
	FCI USA, Inc.
1,000,000	Facility B1, 6.85%, 03/10/14	901,670
1,000,000	Tranche B5B, 6.85%, 11/03/13	901,670
	FR Brand Acquisition Corp.
2,977,500	First Lien Term Loan B, 7.48%, 02/07/14	2,769,075
	Matinvest 2 SAS / Butterfly Wendal US, Inc.
2,250,000	B-2 Facility, 7.40%, 06/22/14	1,974,375
2,250,000	C-2 Facility, 7.65%, 06/22/15	1,985,625
	Maxum Petroleum, Inc.
4,925,000	Term Loan, 9.14%, 07/26/13	4,777,250
	Neggio Holding 4 GmbH
500,000	Facility B, 7.49%, 12/23/14	420,630
500,000	Facility C, 7.74%, 12/23/15	423,130
	Polypore, Inc.
	U.S. Dollar Term Loan,
4,975,000	5.52%, 07/03/14	4,825,750
	Remy International, Inc.
2,966,791	First Lien Tranche B Term Loan, 9.24%, 04/10/08	2,640,444

See accompanying Notes to Financial Statements. | 9

INVESTMENT PORTFOLIO (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

MANUFACTURING (continued)
	United Central Industrial Supply Co., LLC
2,992,826	Term Loan, 7.74%, 03/31/12	2,798,293

		28,329,074

METALS/MINERALS - OTHER METALS/MINERALS - 1.3%
	Algoma Steel, Inc.
2,122,332	Term Loan, 7.33%, 06/20/13	1,862,346
	Euramax International Holdings B.V.
1,657,895	Second Lien European Loan, 13.36%, 06/29/13	1,189,539
	Euramax International, Inc.
3,928,679	Domestic Term Loan, 7.81%, 06/29/12	3,349,199
4,192,105	Second Lien Domestic Term Loan, 13.24%, 06/29/13	2,983,354
	JW Aluminum Co.
3,000,000	Second Lien Term Loan, 9.39%, 12/16/13	2,625,000
	Murray Energy Corp.
9,615,399	First Lien Tranche B Term Loan, 8.54%, 01/28/10	8,894,244
	Universal Buildings Products, Inc.
2,910,463	Term Loan, 7.82%, 04/28/12	2,328,370

		23,232,052

RETAIL - 6.2%
	Blockbuster Entertainment Corp.
1,037,042	Tranche A Term Loan, 8.89%, 08/20/09	954,079
21,162,208	Tranche B Term Loan, 9.21%, 08/20/11	19,076,884
	Burlington Coat Factory Warehouse Corp.
38,380,312	Term Loan, 5.34%, 05/28/13	32,519,255
	Dollar General Corp.
4,000,000	Tranche B-1 Term Loan, 7.71%, 07/07/14	3,572,880
	Eddie Bauer, Inc.
3,457,384	Term Loan, 6.38%, 04/01/14	3,025,211
	Home Interiors & Gifts, Inc.
35,276,033	Initial Term Loan, 10.36%, 03/31/11	14,110,413
	Michaels Stores, Inc.
13,368,090	Replacement Loan, 7.61%, 10/31/13	11,555,778
	Mother’s Work, Inc.
1,985,000	Term Loan, 5.86%, 03/13/13	1,806,350
	Movie Gallery, Inc.
716,623	First Lien Synthetic Letter of Credit, 10.63%, 03/08/12	497,336
17,112,954	First Lien Term Loan, 10.75%, 03/08/12	11,842,164
	Sally Holdings, LLC
5,434,962	Term B Loan, 5.60%, 11/16/13	4,982,665
	Sports Authority, Inc., The
1,477,500	Term Loan B, 7.08%, 05/03/13	1,237,406
	Totes Isotoner Corp.
1,980,000	First Lien Term Loan, 7.33%, 02/08/13	1,762,200
	Toys “R” Us
3,980,100	Tranche B Term Loan, 7.32%, 07/19/12	3,667,662

Principal Amount ($)		Value ($)

RETAIL (continued)
	TRU 2005 Holding Co. I, Ltd.
4,000,000	Term Loan, 6.12%, 10/09/10	3,666,680

		114,276,963

SERVICE - ENVIRONMENTAL SERVICES - 0.6%
	EnergySolutions, LLC
157,233	Synthetic Letter of Credit, 5.37%, 06/07/13	145,047
3,691,619	Term Loan, 7.10%, 06/07/13	3,405,518
	Safety-Kleen Systems, Inc.
1,220,339	Synthetic Letter of Credit, 3.31%, 08/02/13	1,186,780
4,619,492	Term Loan B, 5.63%, 08/02/13	4,527,102
	Valleycrest Companies LLC
1,989,963	Term Loan, 7.13%, 03/12/14	1,843,203

		11,107,650

SERVICE - OTHER SERVICES - 4.0%
	Audio Visual Services Group, Inc.
4,000,000	Second Lien Loan, 8.77%, 08/28/14	3,720,000
	BearingPoint, Inc.
4,000,000	Letter of Credit Loan, 8.74%, 05/30/12	3,100,000
	Cydcor, Inc.
1,800,000	First Lien Tranche B Term Loan, 6.49%, 02/05/13	1,692,000
	Education Management LLC
3,763,863	Tranche C Term Loan, 6.63%, 06/01/13	3,280,846
	NES Rentals Holdings, Inc.
9,402,849	Second Lien Permanent Term Loan, 10.63%, 08/17/10	8,274,507
	Rental Service Corp.
9,749,049	Second Lien Initial Term Loan, 8.75%, 12/02/13	8,298,878
	Sabre, Inc.
48,931,177	Initial Term Loan, 5.24%, 09/30/14	40,674,041
	Survey Sampling International LLC
430,790	Term Loan, 7.33%, 05/06/11	392,019
	United Rentals, Inc.
1,350,300	Initial Term Loan, 5.10%, 02/14/11	1,287,282
2,492,117	Tranche B Credit-Linked Deposit, 4.50%, 02/14/11	2,375,810

		73,095,383

TELECOMMUNICATIONS - 8.3%
	Alltel Communications, Inc.
3,000,000	Initial Tranche B-2 Term Loan, 05/18/15 (d)	2,700,000
	CSC Holdings, Inc.
2,929,963	Incremental Term Loan, 03/29/13 (d)	2,707,882
	Discovery Communications Holding LLC
5,442,500	Term B Loan, 6.83%, 05/14/14	5,034,313
	Global Tel Link Corp.
169,083	Acquisition Synthetic Deposit, 8.86%, 02/14/13	150,484
249,820	Acquisition Term Loan, 8.33%, 02/14/13	222,340

10 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

TELECOMMUNICATIONS (continued)
	Global Tel Link Corp. (continued)
42,271	Synthetic Deposit, 8.86%, 02/14/13	37,621
492,032	Term Facility, 8.33%, 02/14/13	437,909
	Gray Television, Inc.
26,750,000	Term Loan B Delayed Draw, 6.21%, 12/31/14	23,094,345
	Intelsat Corp.
916,959	Term B-2-A Term Loan, 5.64%, 01/03/14	839,247
916,684	Term B-2-B, 5.64%, 01/03/14	841,516
916,684	Term B-2-C, 5.64%, 01/03/14	841,516
	Level 3 Financing, Inc.
38,250,000	Term Loan, 6.27%, 03/13/14	33,601,478
	Maritime Telecommunications Network, Inc.
1,457,465	First Lien Term Loan, 7.69%, 03/29/11	1,413,741
	PaeTec Holding Corp.
2,570,687	Replacement Term Loan, 5.62%, 02/05/13 (d)	2,303,182
	SkillSoft Corp.
1,990,000	Term Loan, 7.58%, 05/14/13	1,900,450
	Stratos Global Corp./Stratos Funding LP
3,675,000	Term B Facility, 7.60%, 02/13/12	3,445,313
	Time Warner Telecom Holdings Inc.
3,372,239	Term Loan B, 5.13%, 01/07/13	3,136,183
	Univision Communications, Inc.
67,114	Delayed Draw Term Loan, 09/29/14 (c) (d)	56,711
3,995,973	Initial Term Loan, 5.38%, 09/29/14 (d)	3,377,041
72,348,993	Initial Term Loan, 5.49%, 09/29/14	61,151,540
6,000,000	Second Lien Loan, 5.63%, 02/12/09	5,794,980

		153,087,792

TELECOMMUNICATIONS - DATA/INTERNET - 0.1%
	Pine Tree Holdings/Country Road Communications, Inc.
2,000,000	Second Lien Term Loan, 12.59%, 07/15/13	1,990,000

TELECOMMUNICATIONS - FIBER/LONG DISTANCE - 0.5%
	FairPoint Communications, Inc.
3,500,000	Replacement B Term Loan, 6.63%, 02/08/12	3,466,470
	Qwest Corp.
6,500,000	Tranche B Term Loan, 6.95%, 06/30/10 (g)	6,575,855

		10,042,325

TRANSPORTATION - AUTO - 5.1%
	Cooper-Standard Automotive, Inc.
268,026	Term Loan D, 7.38%, 12/23/11	243,569
	Delphi Corp.
6,000,000	Tranche B Term Loan, 6.69%, 10/08/08	5,939,040
39,107,500	Tranche C Term Loan, 7.19%, 07/01/08	38,642,903

Principal Amount ($)		Value ($)

TRANSPORTATION - AUTO (continued)
	Ford Motor Co.
39,976,297	Term Loan, 8.00%, 12/15/13	34,250,492
	Key Safety Systems, Inc.
17,796,781	First Lien Term Loan, 6.68%, 03/08/14	12,991,650
2,000,000	Second Lien Term Loan, 8.12%, 09/08/14	1,350,000
	United Components, Inc.
438,384	Tranche D Term Loan, 5.18%, 06/30/10	394,545

		93,812,199

TRANSPORTATION - LAND - 0.5%

	JHT Holdings, Inc.
967,273	Term Loan B, 9.74%, 12/21/12	588,431
	Ozburn-Hessey Holding Co., LLC
2,518,161	Term Loan, 7.10%, 08/10/12	2,215,981
	SIRVA Worldwide, Inc.
677,841	DIP Revolver, 9.62%, 06/30/08 (c)	677,841
1,258,847	DIP Term Loan, 11.50%, 06/30/08	1,258,847
9,092,421	Tranche B Term Loan, 12.50%, 12/01/10 (d)	4,447,739

		9,188,839

UTILITIES - 5.6%
	ANP Funding I, LLC
1,955,556	Tranche A Term Loan, 8.18%, 07/29/10	1,921,333
	Astoria Generating Co. Acquisitions LLC
4,500,000	Second Lien Term Loan C, 8.66%, 08/23/13	4,083,750
	Bosque Power Co., LLC
3,000,000	Term Loan, 9.32%, 01/16/15	2,921,250
	Boston Generating LLC
578,860	First Lien Revolving Credit, 7.45%, 12/20/13	484,072
2,067,357	First Lien Synthetic Letter of Credit Facility, 5.07%, 12/20/13	1,775,343
9,251,011	First Lien Term Loan, 7.08%, 12/20/13	8,143,480
2,269,637	Mezzanine, 11.83%, 12/21/16	2,086,182
2,000,000	Second Lien Term Loan, 9.08%, 06/20/13	1,770,720
	Coleto Creek Power, LP
512,291	First Lien Synthetic Letter of Credit, 4.73%, 06/28/13	478,992
8,283,705	First Lien Term Loan, 7.58%, 06/28/13	7,444,980
5,910,000	Second Lien Term Loan, 9.20%, 06/28/13	5,126,925
	EBG Holdings LLC
1,031,851	Term Loan, PIK, 11.83%, 12/20/16	948,446
	Entegra TC LLC
5,161,668	Third Lien Term Loan, 10.83%, 04/19/14	4,396,606
	GBGH LLC
3,960,000	Advance First Lien Term Loan, 13.75%, 08/07/13	3,969,900
	Longview Power, LLC
2,000,000	Synthetic Revolver, 7.13%, 02/28/13	1,754,960

See accompanying Notes to Financial Statements. | 11

INVESTMENT PORTFOLIO (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

UTILITIES (continued)
	Mach Gen, LLC
562,500	First Lien Synthetic Letter of Credit, 7.20%, 02/22/13	517,500
5,383,125	First Lien Term B Loan, 5.10%, 02/22/14	5,052,063
6,195,833	Term C Loan, 12.50%, 02/22/15 (e)	5,857,665
	NATG Holdings LLC
119,061	Term Loan A, 8.75%, 01/23/09 (f)	9,525
87,588	Term Loan B-1, 12.25%, 01/23/10 (f)	7,007
	Tranche A Credit-Linked Certificate of Deposit,
8,316	6.08%, 01/23/09 (f)	7,235
	NE Energy, Inc.
328,635	First Lien Term Loan B, 7.43%, 11/01/13	280,437
40,373	Synthetic Letter of Credit, 7.38%, 11/01/13	34,452
	NRG Energy, Inc.
4,524,848	Credit-Linked Deposit, 6.48%, 02/01/13	4,169,648
9,800,493	Term Loan, 6.58%, 02/01/13	9,077,706
	Ridgefield Acquisition Sarl
4,671,923	Facility B3, 7.34%, 03/31/15	4,368,248
4,671,923	Facility C3, 7.59%, 03/31/16	4,391,607
	Riverside Energy Center LLC
4,261,150	Term Loan, 7.49%, 06/24/11	4,202,559
	Rocky Mountain Energy Center LLC
361,073	Credit-Linked Certificate of Deposit, 3.14%, 06/24/11	353,852
2,307,770	Term Loan, 7.49%, 06/24/11	2,276,038
	TPF Generation Holdings, LLC
11,102,480	First Lien Term Loan, 6.83%, 12/15/13	9,612,860
4,000,000	Second Lien Term Loan, 9.08%, 12/15/14	3,380,000
1,855,600	Synthetic Letter of Credit, 7.36%, 12/15/13	1,597,357
687,408	Synthetic Revolver, 5.10%, 12/15/13	591,741

		103,094,439

WIRELESS - CELLULAR/PCS - 3.6%
	Cricket Communications, Inc.
30,783,142	Term B Loan, 7.83%, 06/16/13	29,501,948
	MetroPCS Wireless, Inc.
36,142,457	Tranche B Term Loan, 6.10%, 11/04/13	33,085,528
4,477,412	Tranche B Term Loan, 7.13%, 11/04/13	4,098,713

		66,686,189

WIRELESS - WIRELESS INFRASTRUCTURE - 0.2%
	CellNet Data Systems, Inc.
1,000,000	Second Lien Term Loan, 9.11%, 10/12/11	930,000

Principal Amount ($)		Value ($)

WIRELESS - WIRELESS INFRASTRUCTURE (continued)
	DPI Holdings, LLC
1,955,000	Term Loan, 8.34%, 09/30/10 (b)	1,811,640

		2,741,640

	Total Senior Loans (Cost $2,556,930,900)	2,180,148,445

Principal Amount

Foreign Denominated Senior Loans (a) - 21.1%

AUSTRALIA - 2.0% AUD
	PBL Media Finance Pty., Ltd.
5,500,000	Facility A Term Loan, 9.62%, 02/07/13	4,317,077
20,545,336	Term Loan B, 9.87%, 02/07/13	16,623,680
	Seven Media Group
19,377,381	Facility A Term Loan, 9.27%, 12/22/12	16,524,404

		37,465,161

AUSTRIA - 2.5% EUR
	Sacher Funding Ltd.
30,722,402	Euro Term Loan, 10.32%, 05/14/14	45,240,360

DENMARK - 0.7% EUR
	Nordic Telephone Co. Holdings APS
2,188,729	Facility B2, 6.09%, 04/10/14	3,097,022
2,638,687	Facility C2, 6.34%, 04/10/15	3,749,650
	Nyco Holdings 3 ApS
5,000,000	Facility D Second Lien, 9.71%, 12/29/16	5,506,892

		12,353,564

FRANCE - 2.4% EUR
	Ypso Holding SA
480,085	Capex Term Loan, 6.31%, 12/15/12 (c) (e)	666,865
1,911,359	Eur A Acq 1 Facility, 06/06/13 (d)	2,379,333
343,864	Eur A Acq 2 Facility, 06/06/13 (d)	440,887
703,498	Eur A Recap 1 Facility, 06/06/13 (d)	875,741
41,279	Eur A Recap 2 Facility, 6.30%, 06/06/13	50,257
3,466,793	Eur B Acq 1 Facility, 6.70%, 06/06/14	4,378,121
5,656,346	Eur B Acq 2 Facility, 6.70%, 06/06/14	7,143,250
8,983,252	Eur B Recap 1 Facility, 6.70%, 06/06/14	10,962,316
4,690,407	Eur C Acq, 6.95%, 12/31/15	5,815,017
8,809,593	Eur C Recap, 6.95%, 12/31/15	10,921,851

		43,633,638

12 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)

Foreign Denominated Senior Loans (continued)

GERMANY - 2.3% EUR
	CBR Fashion GmbH
4,500,000	Second Lien Facility, 8.19%, 10/19/16	5,465,145
1,000,000	Term B Facility, 6.50%, 04/17/15	1,411,829
920,000	Term C Facility, 6.56%, 04/17/15	1,346,899
	Iesy Hessen/ISH NRW GmbH/Arena Sport
6,000,000	Euro Senior Secured Term Loan, 7.57%, 10/15/11	7,970,002
	Kabel Baden Wurttemburg GmbH & Co. KG
2,500,000	Second Lien Facility, 9.88%, 12/09/15	3,211,721
1,826,284	Term B Facility, 7.38%, 06/09/14	2,380,862
1,826,284	Term C Facility, 7.88%, 06/09/15	2,375,677
	Lavena Holding 3 GmbH
1,500,000	Facility B1, 6.53%, 03/02/15	1,712,139
1,500,000	Facility C1, 6.78%, 03/02/16	1,732,064
7,500,000	Facility D, 8.15%, 09/02/16	7,343,788
7,057,579	Mezzanine Facility, 11.40%, 03/02/17 PIK	6,740,871
	Schieder Mobel Holding, GmbH
484,213	Delayed Draw Term Loan, 8.57%, 07/20/08	554,987

		42,245,984

IRELAND - 0.1% EUR
	BCM Ireland Holdings Ltd.
1,000,000	Facility D, 9.00%, 03/31/16	1,318,466

ITALY - 1.0% EUR
	Wind Telecommunicatione S.p.A.
6,750,000	B1 Term Loan Facility, 7.22%, 05/26/13 (e)	9,542,655
6,750,000	C1 Term Loan Facility, 7.97%, 05/26/14 (e)	9,568,273

		19,110,928

NETHERLANDS - 2.0% EUR
	Amsterdamse Beheer- En
	Consultingmaatschappij B.V.
4,388,443	Casema B1 Term Loan Facility, 6.69%, 09/12/14	6,120,782
2,279,577	Casema B2 Term Loan Facility, 6.69%, 09/12/14	3,244,327
6,668,019	Casema C Term Loan Facility, 7.19%, 09/12/15	9,325,530
1,500,000	Casema D Term Loan Facility, 8.44%, 03/12/16	2,019,075
5,150,162	Kabelcom B Term Loan Facility, 6.69%, 09/12/14	7,183,191

Principal Amount		Value ($)

NETHERLANDS (continued) EUR
	Amsterdamse Beheer- En
	Consultingmaatschappij B.V. (continued)
5,150,162	Kabelcom C Term Loan Facility, 7.19%, 09/12/15	7,202,737
1,000,000	Kabelcom D Term Loan Facility, 8.44%, 03/12/16	1,353,640

		36,449,282

SPAIN - 0.5% EUR
	Gasmedi 2000 S.A. / Nattai, S.L.U.
1,666,667	Tranche B Term Loan, 6.65%, 08/11/14	2,302,445
1,666,667	Tranche C Term Loan, 7.15%, 08/11/15	2,302,445
1,666,667	Tranche E Second Lien Term Loan, 8.90%, 02/11/16	2,251,842
	Maxi PIX SARL
2,293,531	PIK Loan, 12.74%, 05/31/16	3,020,461

		9,877,193

SWEDEN - 0.5% SEK
	Nordic Cable Acquisition
14,115,068	Facility A Com Hem, 5.61%, 01/31/13	2,001,764
9,109,589	Facility B2 Com Hem, 6.11%, 01/31/14	1,221,768
15,333,333	Facility B2 Com Hem, 6.67%, 01/31/14	2,056,489
20,180,366	Facility C2 Com Hem, 6.24%, 01/31/15	2,722,921
11,750,000	Facility D Com Hem, 7.99%, 07/31/15	1,828,230

		9,831,172

UNITED KINGDOM - 5.9% EUR
	Safety-Kleen JPMP SK Holdings Ltd.
1,817,400	Euro Term Loan C, 7.69%, 12/20/14	2,669,320
GBP
	Airport Development & Investment Ltd.
3,944,280	Second Lien Facility, 10.03%, 04/07/11	6,399,852
	All3Media Intermediate Ltd.
1,180,825	Facility B1, 8.20%, 08/31/14	2,240,281
4,281,271	Facility C1, 8.54%, 08/31/15	8,122,498
3,000,000	Facility D1, 10.41%, 02/29/16	5,699,110
3,665,449	Mezzanine Loan, 15.65%, 08/31/16	7,172,892
	Ansco UK Finance Co. Ltd.
987,437	Tranche B Term Loan, 9.12%, 03/08/12	1,866,016
	De Facto 1121 Ltd.
1,250,000	Facility B Loan, 8.14%, 06/30/15	2,477,198
1,250,000	Facility C Loan, 8.64%, 06/30/16	2,477,198

See accompanying Notes to Financial Statements. | 13

INVESTMENT PORTFOLIO (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Principal Amount		Value ($)

Foreign Denominated Senior Loans (continued)

UNITED KINGDOM (continued) GBP
	Facility D Loan,
1,750,000	10.14%, 12/31/16	3,476,780
	Highland Acquisitions Ltd.
	Facility B,
1,000,000	8.42%, 01/31/14	1,743,052
	Facility C,
1,000,000	9.75%, 01/31/15	1,740,566
	Mezzanine Facility,
1,067,111	16.50%, 01/31/16	1,836,150
	Mobileserv Ltd.
	Facility B Loan,
1,415,563	8.82%, 09/22/14	2,144,843
	Facility C Loan,
1,084,437	9.32%, 09/22/15	1,635,403
	Peacock Group
	Facility B,
2,088,620	8.32%, 10/30/13	3,604,221
	Facility C,
2,088,620	8.82%, 10/30/14	3,624,994
	Safety-Kleen JPMP SK Holdings Ltd.
	GBP Term Loan B1,
1,350,000	8.39%, 12/14/12	2,604,881
	SunGard UK Holdings, Ltd.
	U.K. Term Loan B,
1,371,442	7.99%, 02/12/14	2,489,388
	Towergate Partnership Ltd.
	Facility A,
3,125,000	8.18%, 10/31/12	5,817,903
	Facility B,
3,125,000	9.01%, 10/31/13	5,928,802
	Trinitybrook PLC
	Term Loan B1,
2,500,000	8.43%, 07/31/13	4,504,137
	Term Loan C1,
2,500,000	8.93%, 07/31/14	4,500,606
	United Biscuits Holdco Ltd.
12,383,459	Facility B1, 7.96%, 12/16/14	20,812,512
	Virgin Media Investment Holdings Ltd.
	A Facility,
166,395	7.66%, 03/03/11	298,101
	B5 Facility,
60,442	7.68%, 09/03/12	110,163
	C Facility,
1,750,000	8.27%, 03/03/13	2,878,687
	Term Loan B6,
30,733	7.68%, 09/03/12	58,231

		108,933,785

UNITED STATES - 1.2% EUR

	RD German Holdings GmbH
2,505,174	Euro Term Loan, 6.79%, 03/02/14	3,118,537
GBP
	Aramark Corp.
1,237,500	U.K. Term Loan, 8.44%, 01/26/14	2,166,258
	Champion Home Builders Co.
	Sterling Term Loan,
3,315,938	8.82%, 10/31/12	6,035,452
	IPC Systems, Inc.
	Tranche B-2 Term Loan,
2,238,750	8.57%, 05/31/14	3,518,156
	PlayPower, Inc.
	Tranche B Sterling Term Loan,
2,647,959	9.07%, 12/18/09	4,766,968

Principal Amount		Value ($)

UNITED STATES (continued) GBP
	TME UK Acquisition Co. Ltd.
1,681,027	U.K. Term Loan, 8.89%, 04/26/14	3,193,453

		22,798,824

	Total Foreign Denominated Senior Loans
	(Cost $398,973,888)	389,258,357

Principal Amount ($)

Asset-Backed Securities (h) (i) - 0.3%
	Apidos CDO
	Series 2007-CA, Class B,
3,000,000	3.87%, 05/14/20	1,986,000
	ING Investment Management
	Series 2007-5A, Class B,
6,000,000	6.29%, 05/01/22	4,251,000

	Total Asset-Backed Securities
	(Cost $7,787,133)	6,237,000

Corporate Notes and Bonds - 0.1%

HOUSING - REAL ESTATE DEVELOPMENT - 0.0%
	TOUSA, Inc.
705,065	14.75%, 07/31/15 (b) (g) (f)	—

TELECOMMUNICATIONS - 0.1%
	American Messaging Services, Inc.
	Senior Secured Note,
902,229	11.38%, 09/30/08 (i)	906,740

	Total Corporate Notes and Bonds
	(Cost $1,614,244)	906,740

Claims - 0.1%

AEROSPACE - AIRLINES - 0.1%
	Delta Air Lines, Inc.
	Comair ALPA Claim,
310,290	12/31/10	17,258
	Delta ALPA Claim,
879,660	12/31/10	380,453
	Northwest Airlines, Inc.
	ALPA Trade Claim,
5,400,000	08/21/13	229,500
	Bell Atlantic Trade Claim,
2,914,735	08/21/13	123,876
	CIT Leasing Corp Trade Claim,
3,000,000	08/21/13	127,500
	EDC Trade Claims,
5,000,000	08/21/13	212,500
	Flight Attendant Claim,
9,587,700	05/17/14	407,477
	GE Trade Claim,
3,250,000	08/21/13	138,125
	IAM Trade Claim,
5,690,250	08/21/13	241,836
	Mesaba Trade Claim,
6,250,000	08/15/13	265,625
	Retiree Claim,
6,322,050	08/21/13	268,687

		2,412,837

14 | See accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Principal Amount ($)		Value ($)

Claims (continued)

UTILITIES - 0.0%
18,500,000	Mirant Corp.	185,000

	Total Claims
	(Cost $11,849,285)	2,597,837

Shares

Common Stocks (j) - 2.1%

AEROSPACE - AIRLINES - 0.3%
530,972	Northwest Airlines, Inc.	7,130,952

TELECOMMUNICATIONS - 0.1%
152,363	Communications Corp. of America (b)	971,314

UTILITIES - 1.6%
140,206	Entegra TC LLC	3,902,424
688,010	Mirant Corp.	25,456,360

		29,358,784

WIRELESS - CELLULAR/PCS - 0.1%
35,323	Leap Wireless International, Inc.	1,510,411

	Total Common Stocks
	(Cost $27,581,564)	38,971,461

Preferred Stocks - 0.0%

HOUSING - REAL ESTATE DEVELOPMENT - 0.0%
5,795	TOUSA, Inc., Series A PIK (b)	—

MANUFACTURING - 0.0%

14,382	Superior Telecom, Inc., Series A	17,258

	Total Preferred Stocks
	(Cost $5,809,132)	17,258

Units

Warrant - 0.0%
ENERGY - OTHER ENERGY - 0.0%

141,093	Monitor Oil, expires 01/25/12 (b)	—

	Total Warrant
	(Cost $0)	—

Total Investments - 141.8% (Cost of $3,010,546,146) (k)		2,618,137,098

Other Assets & Liabilities, Net - (41.8)%		(771,646,309)

Net Assets - 100.0%		1,846,490,789

(a)

Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at February 29, 2008. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b)

Represents fair value as determined by the Investment Adviser, in good faith, pursuant to the policies and procedures approved by the Fund’s Board of Trustees. Securities with a total aggregate market value of $29,261,553, or 1.6% of net assets, were fair valued by the Investment Adviser as of February 29, 2008.

(c)	Senior Loan Notes have additional unfunded loan commitments. See note 9.

(d)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(e)	Loans held on participation. See note 7.

(f)	The issuer is in default of certain debt covenants. Income is not being accrued.

(g)	Fixed rate senior loan or corporate note and bond.

(h)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At February 29, 2008, these securities amounted to $6,237,000 or 0.3% of net assets. These securities have been determined by the Fund’s investment adviser to be liquid securities.

(i)	Variable rate security. The interest rate shown reflects the rate in effect at February 29, 2008.

(j)	Non-income producing security.

(k)	Cost for U.S. Federal income tax purposes is $3,010,546,146.

DIP	Debtor-in-Possession
PIK	Payment-in-Kind

AUD	Australian Dollar
EUR	Euro Currency
GBP	Great Britain Pound
SEK	Swedish Krona

See accompanying Notes to Financial Statements. | 15

INVESTMENT PORTFOLIO (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Forward foreign currency contracts outstanding as of February 29, 2008 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation/ (Depreciation)

Sell	AUD	5,400,000	03/11/08	$(605,615)
Sell	EUR	36,500,000	05/29/08	(1,211,641)
Sell	EUR	37,600,000	05/30/08	(1,679,430)
Sell	EUR	70,500,000	08/01/08	(3,194,318)
Sell	GBP	22,700,000	05/29/08	1,483,263
Sell	GBP	21,300,000	05/30/08	1,258,447
Sell	GBP	6,000,000	07/24/08	(310,008)
Sell	GBP	17,300,000	08/07/08	(465,912)

				$(4,725,214)

Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Total Net Assets)

Cable - International Cable	5.4%
Broadcasting	3.3%
Financial	3.1%
Telecommunications	1.9%
Retail	1.8%
Food/Tobacco - Food/Tobacco Producers	1.4%
Diversified Media	1.3%
Healthcare - Medical Products	0.7%
Service - Other Services	0.5%
Aerospace - Aerospace/Defense	0.3%
Housing - Real Estate Development	0.3%
Information Technology	0.3%
Service - Environmental Services	0.3%
Consumer Non-Durables	0.3%
Gaming/Leisure - Gaming	0.1%
Wireless - Cellular/PCS	0.1%

Total	21.1%

Loan-Only Credit Default Swap Agreement outstanding as of February 29, 2008:

Counterparty	Reference Obligation	Buy/ Sell(1)	(Pay/) Receive Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse	LCDX	Sell	(2.25%)	12/20/2012	$35,000,000	$(165,000)

(1)

If a credit event occurs as defined under the terms of the LCDX, the reference obligation that defaults drops out of the Index and the Index is quoted without the obligation until the next series of the Index is issued.

16 | See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2008 (unaudited)	Highland Floating Rate Advantage Fund

	($)

Assets:
Investments, at value (cost $3,010,546,146)	2,618,137,098
Cash	2,169,207
Net unrealized appreciation on forward foreign currency contracts	2,741,710
Receivable for:
Investments sold	72,805,316
Swap agreements	3,063,000
Dividend and interest receivable	45,545,897
Fund shares sold	3,329,257
Other assets	34,865

Total assets	2,747,826,350

Liabilities:
Notes payable (Note 8)	800,000,000
Net discount and unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	5,276,166
Net unrealized depreciation on forward foreign currency contracts	7,466,924
Net unrealized depreciation on swaps	165,000
Payables for:
Distributions	5,317,801
Investments purchased	77,974,488
Investment advisory fee payable (Note 4)	1,314,576
Administration fee (Note 4)	434,808
Trustees’ fees (Note 4)	13,080
Service and distribution fees (Note 4)	962,503
Interest expense (Note 8)	2,262,363
Accrued expenses and other liabilities	147,852

Total liabilities	901,335,561

Net Assets	1,846,490,789

Composition of Net Assets:
Paid-in capital	2,290,449,644
Overdistributed net investment income	(5,288,412)
Accumulated net realized gain/(loss) from investments, unfunded transactions, swaps and foreign currency transactions	(36,501,804)
Net unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign currency contracts, swaps and translation of assets and liabilities denominated in foreign currency	(402,168,639)

Net Assets	1,846,490,789

Class A
Net Assets	668,412,439
Shares outstanding (unlimited authorization)	64,844,607
Net asset value per share (Net assets/shares outstanding)	10.31	(a)
Maximum offering price per share (100/96.50 of $10.31)	10.68	(b)

Class B
Net Assets	73,484,929
Shares outstanding (unlimited authorization)	7,129,169
Net asset value and offering price per share (Net assets/shares outstanding)	10.31	(a)

Class C
Net Assets	919,689,302
Shares outstanding (unlimited authorization)	89,220,686
Net asset value and offering price per share (Net assets/shares outstanding)	10.31	(a)

Class Z
Net Assets	184,904,119
Shares outstanding (unlimited authorization)	17,939,519
Net asset value, offering and redemption price per share (Net assets/shares outstanding)	10.31

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $100,000 or more, the offering price is reduced and therefore the offering price is lower.

See accompanying Notes to Financial Statements. | 17

STATEMENT OF OPERATIONS

For the Six Months Ended February 29, 2008 (unaudited)	Highland Floating Rate Advantage Fund

($)

Investment Income:
Interest	148,379,275
Dividends	683

Total investment income	148,379,958

Expenses:
Investment advisory fees (Note 4)	9,737,852
Administration fees (Note 4)	3,269,800
Accounting service fees	327,568
Distribution fee: (Note 4)
Class A	476,365
Class B	200,769
Class C	3,602,351
Service fee: (Note 4)
Class A	1,190,913
Class B	111,538
Class C	1,500,979
Transfer agent fee	635,992
Professional fees	251,072
Trustees’ fees (Note 4)	62,579
Custodian fees	151,747
Registration fees	153,536
Reports to shareholders	257,862
Other expenses	105,990

Net operating expenses	22,036,913
Interest expense (Note 8)	21,446,113
Facility expense (Note 8)	1,144,092

Net expenses	44,627,118

Net investment income	103,752,840

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments	(36,103,842)
Net realized gain/(loss) on unfunded transactions	3,774
Net realized gain/(loss) on swaps	(26,875)
Net realized gain/(loss) on foreign currency transactions	(3,859,253)
Net change in unrealized appreciation/(depreciation) on investments	(253,550,520)
Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 9)	(2,738,365)
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	(6,467,776)
Net change in unrealized appreciation/(depreciation) on swaps	(165,000)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currency	(905,999)

Net realized and unrealized gain/(loss) on investments	(303,813,856)

Net decrease in net assets from operations	(200,061,016)

18 | See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Floating Rate Advantage Fund

	Six Months Ended February 29, 2008 (unaudited) ($)	Year Ended August 31, 2007 ($)

Increase/(Decrease) in Net Assets:

From Operations
Net investment income	103,752,840	197,283,973
Net realized gain/(loss) on investments, unfunded transactions, swaps and foreign currency transactions	(39,986,196)	(4,682,352)
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions, forward foreign currency contracts, swaps and translation of assets and liabilities denominated in foreign currency	(263,827,660)	(156,397,315)

Net increase/(decrease) in net assets from operations	(200,061,016)	36,204,306

Distributions Declared to Shareholders
From net investment income:
Class A	(41,379,037)	(79,922,864)
Class B	(3,726,272)	(8,618,730)
Class C	(49,214,917)	(86,570,427)
Class Z	(11,455,241)	(22,861,188)

Total distributions from net investment income	(105,775,467)	(197,973,209)
From capital gains:
Class A	—	(4,805,043)
Class B	—	(606,560)
Class C	—	(5,510,036)
Class Z	—	(1,314,861)

Total distributions from capital gains	—	(12,236,500)

Total distributions declared to shareholders	(105,775,467)	(210,209,709)

Share Transactions
Class A
Subscriptions	88,997,304	651,657,783
Distributions reinvested	25,393,229	54,792,362
Redemptions	(382,561,468)	(316,865,696)

Net increase/(decrease)	(268,170,935)	389,584,449
Class B
Subscriptions	—	1,035
Distributions reinvested	2,299,564	5,759,483
Redemptions	(12,799,920)	(20,487,283)

Net decrease	(10,500,356)	(14,726,765)
Class C
Subscriptions	72,784,448	700,206,693
Distributions reinvested	31,346,108	62,233,256
Redemptions	(304,261,681)	(228,801,092)

Net increase/(decrease)	(200,131,125)	533,638,857
Class Z
Subscriptions.	18,510,179	226,311,676
Distributions reinvested	6,269,010	13,717,484
Redemptions	(89,743,019)	(102,639,270)

Net increase/(decrease)	(64,963,830)	137,389,890

Net increase/(decrease) from share transactions	(543,766,246)	1,045,886,431

Total increase/(decrease) in net assets	(849,602,729)	871,881,028

Net Assets
Beginning of period	2,696,093,518	1,824,212,490

End of period (including overdistributed net investment income of $(5,288,412) and $(3,265,785), respectively)	1,846,490,789	2,696,093,518

See accompanying Notes to Financial Statements. | 19

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Floating Rate Advantage Fund

	Six Months Ended February 29, 2008 (unaudited) ($)	Year Ended August 31, 2007 ($)

Change in Shares
Class A
Subscriptions	7,696,294	52,304,082
Issued for distributions reinvested	2,240,777	4,435,660
Redemptions	(34,507,690)	(26,027,358)

Net increase/(decrease)	(24,570,619)	30,712,384
Class B
Subscriptions	—	84
Issued for distributions reinvested	203,405	465,504
Redemptions	(1,169,015)	(1,672,720)

Net decrease	(965,610)	(1,207,132)
Class C
Subscriptions	6,276,476	56,187,588
Issued for distributions reinvested	2,770,465	5,038,221
Redemptions	(27,873,725)	(18,859,930)

Net increase/(decrease)	(18,826,784)	42,365,879
Class Z
Subscriptions	1,620,095	18,154,313
Issued for distributions reinvested	553,207	1,110,722
Redemptions	(8,095,312)	(8,434,054)

Net increase/(decrease)	(5,922,010)	10,830,981

20 | See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended February 29, 2008 (unaudited)	Highland Floating Rate Advantage Fund

($)

Cash Flows Provided by Operating Activities
Net investment income	103,752,840
Adjustments to Reconcile Net Investment Income to Net Cash and Foreign Currency Provided by Operating Activities
Purchase of investment securities	(210,156,393)
Proceeds from disposition of investment securities	983,774,250
Increase in interest and fees receivable	(330,733)
Decrease in receivable for investments sold	31,280,578
Increase in receivable for swaps(a)	(3,089,875)
Decrease in other assets	41,611
Net amortization/(accretion) of premium/(discount)	(1,852,203)
Net realized gain/(loss) on unfunded transactions	3,774
Decrease in payable for investments purchased	(119,437,163)
Decrease in payables to related parties	(1,085,186)
Decrease in interest payable	(1,816,215)
Decrease in mark-to-market on realized and unrealized gain/(loss) on foreign currency	(4,765,252)
Decrease in other liabilities	(299,161)

Net cash and foreign currency flow provided by operating activities	776,020,872

Cash Flows Used by FInancing Activities
Decrease in notes payable	(160,000,000)
Cash received for shares sold	182,043,589
Payment of shares redeemed	(789,366,088)
Distributions paid in cash	(42,230,800)

Net cash flow used in financing activities	(809,553,299)

Net decrease in cash and foreign currency	(33,532,427)

Cash and Foreign Currency
Beginning of the period	35,701,634

End of the period	2,169,207

(a)	Includes realized gain/(loss) on swaps.

See accompanying Notes to Financial Statements. | 21

FINANCIAL HIGHLIGHTS

Highland Floating Rate Advantage Fund

Selected data for a share outstanding throughout each period is as follows:

			Year Ended August 31,

Class A Shares	Six Months Ended February 29, 2008 (unaudited)		2007	2006	2005		2004		2003

Net Asset Value, Beginning of Period	$11.75		$12.43	$12.19	$12.08		$11.22		$10.48

Income from Investment Operations:
Net investment income(a)	0.49		1.00	0.96	0.67		0.56		0.81
Net realized and unrealized gain/(loss) (a)	(1.44)		(0.60)	0.22	0.11		0.89		0.74

Total from investment operations	(0.95)		0.40	1.18	0.78		1.45		1.55

Less Distributions Declared to Shareholders:
From net investment income	(0.49)		(1.01)	(0.94)	(0.67)		(0.59)		(0.81)
From net realized gains	—		(0.07)	—	—		—		—

Total distributions declared to shareholders	(0.49)		(1.08)	(0.94)	(0.67)		(0.59)		(0.81)

Net Asset Value, End of Period	$10.31		$11.75	$12.43	$12.19		$12.08		$11.22
Total return(b)	(8.35	)%(c)	3.10%	10.08%	6.56	%(d)	13.14%		15.55%

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000’s)	$668,412		$1,050,738	$729,845	$351,557		$212,205		$85,166
Net operating expenses	1.55%		1.33%	1.12%	1.28%		1.29	%(e)	1.38	%(e)
Interest and facility expenses	1.81%		1.06%	1.04%	0.72%		0.40%		0.73%
Net expenses(f)	3.36%		2.39%	2.16%	2.00%		1.69	%(e)	2.11	%(e)
Net investment income	8.58%		8.05%	7.78%	5.60%		4.73	%(e)	7.67	%(e)
Waiver/reimbursement	—		—	0.04%	0.10%		0.18%		0.36%
Portfolio turnover rate	7	%(c)	70%	61%	85%		110%		90%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or contingent deferred sales charge (“CDSC”). For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	Total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

22 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Floating Rate Advantage Fund

Selected data for a share outstanding throughout each period is as follows:

			Year Ended August 31,

Class B Shares	Six Months Ended February 29, 2008 (unaudited)		2007	2006	2005		2004		2003

Net Asset Value, Beginning of Period	$11.75		$12.43	$12.19	$12.08		$11.22		$10.48

Income from Investment Operations:
Net investment income(a)	0.47		0.96	0.92	0.63		0.53		0.78
Net realized and unrealized gain/(loss) (a)	(1.44)		(0.60)	0.22	0.11		0.88		0.73

Total from investment operations	(0.97)		0.36	1.14	0.74		1.41		1.51

Less Distributions Declared to Shareholders:
From net investment income	(0.47)		(0.97)	(0.90)	(0.63)		(0.55)		(0.77)
From net realized gains	—		(0.07)	—	—		—		—

Total distributions declared to shareholders	(0.47)		(1.04)	(0.90)	(0.63)		(0.55)		(0.77)

Net Asset Value, End of Period	$10.31		$11.75	$12.43	$12.19		$12.08		$11.22
Total return(b)	(8.51	)%(c)	2.74%	9.70%	6.19	%(d)	12.75%		15.16%

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000’s)	$73,485		$95,122	$115,651	$124,500		$124,589		$76,379
Net operating expenses	1.90%		1.68%	1.47%	1.63%		1.64	%(e)	1.73	%(e)
Interest and facility expenses	1.81%		1.06%	1.04%	0.72%		0.40%		0.73%
Net expenses(f)	3.71%		2.74%	2.51%	2.35%		2.04	%(e)	2.46	%(e)
Net investment income	8.23%		7.70%	7.43%	5.25%		4.50	%(e)	7.34	%(e)
Waiver/reimbursement	—		—	0.04%	0.10%		0.18%		0.36%
Portfolio turnover rate	7	%(c)	70%	61%	85%		110%		90%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	Total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

See accompanying Notes to Financial Statements. | 23

FINANCIAL HIGHLIGHTS

Highland Floating Rate Advantage Fund

Selected data for a share outstanding throughout each period is as follows:

			Year Ended August 31,

Class C Shares	Six Months Ended February 29, 2008 (unaudited)		2007	2006	2005		2004		2003

Net Asset Value, Beginning of Period	$11.75		$12.43	$12.19	$12.08		$11.22		$10.48

Income from Investment Operations:
Net investment income(a)	0.46		0.93	0.90	0.61		0.50		0.76
Net realized and unrealized gain/(loss) (a)	(1.43)		(0.59)	0.22	0.11		0.89		0.74

Total from investment operations	(0.97)		0.34	1.12	0.72		1.39		1.50

Less Distributions Declared to Shareholders:
From net investment income	(0.47)		(0.95)	(0.88)	(0.61)		(0.53)		(0.76)
From net realized gains	—		(0.07)	—	—		—		—

Total distributions declared to shareholders	(0.47)		(1.02)	(0.88)	(0.61)		(0.53)		(0.76)

Net Asset Value, End of Period	$10.31		$11.75	$12.43	$12.19		$12.08		$11.22
Total return(b)	(8.58	)%(c)	2.50%	9.62%	6.03	%(d)	12.57%		14.99%

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000’s)	$919,689		$1,269,850	$816,720	$391,455		$278,731		$80,572
Net operating expenses	2.05%		1.83%	1.62%	1.78%		1.79	%(e)	1.88	% (e)
Interest and facility expenses	1.81%		1.06%	1.04%	0.72%		0.40%		0.73%
Net expenses(f)	3.86%		2.89%	2.66%	2.50%		2.19	%(e)	2.61	% (e)
Net investment income	8.08%		7.55%	7.28%	5.10%		4.19	%(e)	7.14	% (e)
Waiver/reimbursement	—		—	0.04%	0.10%		0.18%		0.36%
Portfolio turnover rate	7	%(c)	70%	61%	85%		110%		90%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	Total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement, if applicable.

24 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Floating Rate Advantage Fund

Selected data for a share outstanding throughout each period is as follows:

			Year Ended August 31,

Class Z Shares	Six Months Ended February 29, 2008 (unaudited)		2007	2006	2005		2004		2003

Net Asset Value, Beginning of Period	$11.75		$12.43	$12.19	$12.08		$11.22		$10.48

Income from Investment Operations:
Net investment income(a)	0.51		1.04	1.00	0.71		0.59		0.78
Net realized and unrealized gain/(loss) (a)	(1.44)		(0.60)	0.22	0.11		0.90		0.81

Total from investment operations	(0.93)		0.44	1.22	0.82		1.49		1.59

Less Distributions Declared to Shareholders:
From net investment income	(0.51)		(1.05)	(0.98)	(0.71)		(0.63)		(0.85)
From net realized gains	—		(0.07)	—	—		—		—

Total distributions declared to shareholders	(0.51)		(1.12)	(0.98)	(0.71)		(0.63)		(0.85)

Net Asset Value, End of Period	$10.31		$11.75	$12.43	$12.19		$12.08		$11.22
Total return(b)	(8.19	)%(c)	3.46%	10.47%	6.93	%(d)	13.52%		15.95%

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (000’s)	$184,904		$280,383	$161,996	$75,293		$53,049		$5,178
Net operating expenses	1.20%		0.98%	0.77%	0.93%		0.94	%(e)	1.03	%(e)
Interest and facility expenses	1.81%		1.06%	1.04%	0.72%		0.40%		0.73%
Net expenses(f)	3.01%		2.04%	1.81%	1.65%		1.34	%(e)	1.76	%(e)
Net investment income	8.93%		8.40%	8.13%	5.95%		4.93	%(e)	7.21	%(e)
Waiver/reimbursement	—		—	0.04%	0.10%		0.18%		0.36%
Portfolio turnover rate	7	%(c)	70%	61%	85%		110%		90%

(a)	Per share data was calculated using average shares outstanding during the period.

(b)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(c)	Not annualized.

(d)	Total return is calculated using the net asset value used for trading at the close of business on August 31, 2005.

(e)	The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)	Net expense ratio has been calculated after applying any waiver/reimbursement if applicable.

See accompanying Notes to Financial Statements. | 25

NOTES TO FINANCIAL STATEMENTS (unaudited)

February 29, 2008	Highland Floating Rate Advantage Fund

Note 1. Organization

Highland Floating Rate Advantage Fund (the “Fund”) is a Delaware statutory trust that is successor in interest to a Massachusetts business trust of the same name and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company.

Investment Objective

The Fund seeks to provide a high level of current income, consistent with preservation of capital.

Fund Shares

The Fund may issue an unlimited number of shares and continuously offers three classes of shares: Class A, Class C and Class Z. The Fund has discontinued selling Class B Shares to new and existing investors, although existing investors may still reinvest distributions in Class B Shares. Certain share classes have their own sales charge and bear class-specific expenses, which include distribution fees and service fees.

Class A Shares are subject to a maximum front-end sales charge of 3.50% based on the amount of initial investment. Class A Shares purchased without an initial sales charge by accounts aggregating $1 million and greater at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares tendered and accepted for repurchase within eighteen months after purchase. Class B Shares are subject to a maximum CDSC of 3.25% based upon the holding period after purchase. Class B Shares will convert to Class A Shares eight years after purchase. Please read the Fund’s prospectus for additional details on the Class B CDSC. Class C Shares are subject to a 1.00% CDSC on shares tendered and accepted for repurchase within one year after purchase. Class Z Shares are not subject to a sales charge. There are certain restrictions on the purchase of Class Z Shares, as described in the Fund’s Class Z Shares prospectus.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The value of the Fund’s assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. If there is more than one such principal market maker, the value will be the average of such means. Securities without a sale price or bid and ask quotations from principal market makers on the valuation day will be valued by an independent pricing service. Generally, the Fund’s loan and bond positions are traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (such as when events materially affecting the value of securities occur between the time when the market price is determined and calculation of the Fund’s net asset value), such securities are valued at their fair value, as determined in good faith by the Fund’s investment adviser, Highland Capital Management, L.P. (the “Investment Adviser”), in accordance with procedures established by the Fund’s Board of Trustees (the “Board”). In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Investment Adviser instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.

Security Transactions

Security transactions are accounted for on the trade date. Costs and gains/(losses) are determined based upon the specific identification method for both financial statement and U.S. federal income tax purposes.

Foreign Currency

Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities trans-

26 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

actions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts

In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.

Loan-Only Credit Default Swap Index (“LCDX Index”)

The Fund has entered into a transaction using an LCDX Index (the “Index”). The Index is a tradeable index with 100 equally-weighted underlying single-name loan-only credit default swaps (“LCDS”). Each underlying LCDS references an issuer whose loans trade in the secondary leveraged loan market. The Fund can either buy the Index (take on credit exposure) or sell the Index (pass credit exposure to a counterparty). In either case, the Fund is in essence taking a macro view of the market as a whole rather than on a particular issuer.

To compensate investors for the change in the value of the Index over time, an upfront payment is made at the time of a trade to account for the change in the present value of the Index since inception. The payment is the difference between par (or 100) and the amount of the purchase price, plus or minus (depending on whether the Fund is a buyer or seller of the Index) accrued interest. Each version of the Index launches with a fixed coupon which the seller of the Index pays quarterly (and the buyer of the Index receives quarterly). The amount of payments received or paid is the coupon times the notional amount.

Investments in the Index may involve greater risks than if the Fund had invested in the reference obligation directly. The Fund will not engage in these transactions for speculative purposes and will use them only as a means to hedge or manage the risks associated with assets held in, or anticipated to be purchased for, the investment portfolio or obligations incurred by the Fund.

Income Recognition

Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums, if any. Facility fees received are recorded as a reduction of cost to the loan and amortized through the maturity of the loan. Dividend income is recorded on the ex-dividend date.

Determination of Class Net Asset Values

All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains/(losses) are allocated to each class of shares of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains/(losses) are allocated based on the relative net assets of each class.

U.S. Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to satisfy the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. FASB required adoption of FIN 48 for fiscal years beginning after December 15, 2006, and FIN 48 is to be applied to all open tax years as of the effective date. However, on December 22, 2006, the Securities and Exchange Commission delayed the required implementation date of FIN 48 for management investment companies until June 29, 2007. As of September 1, 2007, the Fund adopted FIN 48 for all subsequent reporting periods and management has determined that there is no material impact on the financial statements.

Semi-Annual Report | 27

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank and sub-custodian bank, respectively, and does not include any short-term investments.

Additional Accounting Standards

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management has evaluated the implications of SFAS 157 and concluded that there is no material impact on the financial statements.

Note 3. U.S. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2007 and August 31, 2006, the past two tax year ends, were as follows:

Distributions paid from:	2007	2008
Ordinary income*	$210,015,075	$96,980,858

Long-term capital gains	194,634	—

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2007, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Depreciation*
$15,458,515	$1,924,460	$(141,029,090)

*	The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) are primarily due to deferral of losses from wash sales and premium amortization adjustments.

Portfolio unrealized appreciation and depreciation at February 29, 2008, based on cost of investments for U.S. federal income tax purposes, and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates was:

Unrealized appreciation	$17,082,615
Unrealized depreciation	(410,277,456)

Net unrealized depreciation	$(393,194,841)

Note 4. Advisory, Administration, Service and Distribution and Trustee Fees

Investment Advisory Fee

Effective December 18, 2006, the Investment Adviser receives a monthly investment advisory fee based on the Fund’s average daily managed assets at the following annual rates:

Average Daily Managed Assets	Annual Fee Rate
First $1 billion	0.65%

Next $1 billion	0.60%

Over $2 billion	0.55%

Average daily managed assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

For the six months ended February 29, 2008, the Fund’s effective investment advisory fee rate was 0.60%.

Prior to December 18, 2006, the Investment Adviser received a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $1 billion	0.45%

Next $1 billion	0.40%

Over $2 billion	0.35%

28 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Administration Fees

The Investment Adviser provides administrative services to the Fund for a monthly administration fee at the annual rate of 0.20% of the Fund’s average daily managed assets. Under a separate sub-administration agreement, the Investment Adviser has delegated certain administrative functions to PFPC Inc. (“PFPC”). The Investment Adviser pays PFPC directly for these services.

Service and Distribution Fees

PFPC Distributors, Inc. (the “Underwriter”) serves as the principal underwriter and distributor of the Fund’s shares. The Underwriter receives the front end sales charge imposed on the sale of Class A Shares and receives the CDSC imposed on certain redemptions of Class A, Class B and Class C Shares. For the six months ended February 29, 2008, the Underwriter received $35,789 of front end sales charges on Class A Shares and $406,380, $67,042 and $508,085 of CDSC on Class A, Class B and Class C Share redemptions, respectively.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), which requires the payment of a monthly service fee to the Underwriter at an annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C Shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.10%, 0.45% and 0.60% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

Expense Limits and Fee Reimbursements

Effective December 18, 2006, the Investment Adviser has voluntarily agreed to waive management fees (includes both advisory fees and administration fees) so that the Fund’s annual operating expenses (exclusive of advisory fees, administration fees, brokerage commissions, taxes, distribution and service fees, leverage expenses and extraordinary expenses, if any) will not exceed 0.15% of the average daily net assets of the Fund for each share class. This arrangement may be revised or discontinued by the Investment Adviser at any time upon seven days’ prior, written notice to shareholders of the Fund.

Fees Paid to Officers and Trustees

Effective January 1, 2008, each Trustee who is not an “interested person” of the Funds as defined in the 1940 Act (the “Independent Trustees”) receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies and a business development company advised by the Investment Adviser as of the date of this semi-annual report.

Prior to January 1, 2008, each Independent Trustee received an annual retainer of $25,000 from the Fund for services provided as Trustee of the Fund, and also received compensation from other portfolios in the Highland Fund Complex.

The Fund pays no compensation to its one interested Trustee or any of its officers, all of whom are employees of the Investment Adviser.

Note 5. Portfolio Information

For the six months ended February 29, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $210,156,393 and $983,774,250, respectively.

Note 6. Periodic Repurchase Offers

The Fund has adopted a policy to offer each calendar quarter to repurchase a specified percentage (between 5% and 25%) of the shares then outstanding at the Fund’s net asset value (“Repurchase Offers”). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of February, May, August, and November. It is anticipated that the date on which the repurchase price of shares will be determined (the “Repurchase Pricing Date”) will be the same date as the deadline for shareholders to provide their repurchase requests to the Distributor (the “Repurchase Request Deadline”), and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date. If shareholders tender for repurchase more than the Repurchase Offer amount for a given Repurchase Offer, the Fund may repurchase an additional amount of shares of up to 2% of the shares outstanding on the Repurchase Request Deadline.

For the six months ended February 29, 2008, there were two Repurchase Offers. For each Repurchase Offer, the Fund offered to repurchase 15% of its shares. In the November 2007 and February 2008 Repurchase Offers, 14.5% and 17.0%, respectively, of shares outstanding were repurchased. In connection with the February 2008 repurchase offer, the Fund repurchased an additional 2% of the shares outstanding on the Repurchase Request Deadline to accommodate the shareholder repurchase requests.

Semi-Annual Report | 29

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Note 7. Senior Loan Participation
Commitments

The Fund invests, under normal conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate senior loans (“Senior Loans”), the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic or foreign corporations, partnerships and other entities that operate in a variety of industries or geographic regions (“Borrowers”). If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the Borrower directly.

As such, the Fund assumes the credit risk of the Borrowers, selling participants or other persons interpositioned between the Fund and the Borrowers. The ability of Borrowers, selling participants or other persons interpositioned between the Fund and the Borrowers to meet their obligations may be affected by economic developments in a specific industry.

At February 29, 2008, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Credit Suisse, Cayman Island Branch:
Berry Plastics Holding Corp.
Term C Loan	$741,888	$643,127
Ginn LA Conduit Lender, Inc.
First Lien Tranche A Credit-Linked
Deposit	3,948,880	3,016,944
First Lien Tranche B Term Loan	8,486,502	6,483,688
Verso Paper Holdings
Term B Loan	2,249,452	2,030,130

Highland Crusader Offshore
Partners, L.P.:
Mach Gen, LLC
Term C Loan	6,195,833	5,857,665

Grand Central Asset Trust
HCF Series
Realogy Corp.
Initial Term B Loan	13,327,529	11,293,748
Synthetic Letter of Credit	3,588,181	3,030,362

Merill Lynch, London Branch
Wind Telecommunications S.p.A.
B1 Term Loan Facility	1,000,000	945,000
C1 Term Loan Facility	1,000,000	945,000

Selling Participant	Principal Amount	Value
Morgan Stanley, London Branch
YPSO Holding SA
Capex Term Loan	$373,194	$518,740

Morgan Stanley Senior Fund, Inc.
Realogy Corp.
Delayed Draw Term B Loan	4,000,000	3,357,120

Note 8. Loan Agreement

Effective October 12, 2006, the Fund entered into a loan agreement with The Bank of Nova Scotia (the “Credit Agreement”) pursuant to which the Fund could borrow up to $650,000,000. Effective June 6, 2007, the Credit Agreement was amended to increase the total commitment to $1,000,000,000.

At February 29, 2008, the Fund’s outstanding borrowing under the Credit Agreement totaled $800,000,000. The interest rate charged at February 29, 2008 was 3.85%. The average daily loan balance was $778,076,923 at a weighted average interest rate of 5.40%. With respect to these borrowings, interest and facility expense of $22,508,056 is included on the Statement of Operations.

The Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement. Asset coverage is calculated by subtracting the Fund’s total liabilities, not including any bank loans and senior securities, from the Fund’s total net assets and dividing such amount by the principal amount of the debt outstanding. As of the dates indicated below, the Fund’s debt outstanding and asset coverage was as follows:

Date	Total Amount Outstanding	Asset Coverage per $1,000 of Indebtedness
02/29/2008	$800,000,000	$3,459

08/31/2007	960,000,000	4,005

08/31/2006	335,000,000	7,292

08/31/2005	250,000,000	5,129

08/31/2004	95,000,000	8,038

08/31/2003	59,500,000	5,156

30 | Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Note 9. Unfunded Loan Commitments

As of February 29, 2008, the Fund had unfunded loan commitments of $43,783,677, which could be extended at the option of the borrower, pursuant to loan agreements with the following borrowers:

Borrower	Unfunded Loan Commitment
AMF Bowling Worldwide, Inc.	$2,000,000

CHS/ Community Health Systems, Inc.	766,643

Comcorp Broadcasting, Inc.	72,372

Cricket Communications, Inc.	6,500,000

Delta Air Lines, Inc.	23,893

DHM Holdings Co., Inc.	9,303

Fenwal, Inc.	2,319,580

FleetCor Technologies Operating Co., LLC	666,667

Fontainebleau Las Vegas, LLC	2,333,333

HUB International Ltd.	729,678

Interstate Bakeries Corp.	$6,937,500

Longview Power, LLC	1,125,000

MEG Energy Corp.	2,014,286

Mobileserv Ltd.	2,500,000

Nordic Cable Acquisition	3,068,493

Readers Digest Association, Inc., The	550,000

SIRVA Worldwide, Inc.	968,344

Sorenson Communications, Inc.	2,000,000

Univision Communications, Inc.	2,583,893

Valassis Communications, Inc.	426,667

Vivarte	5,000,000

Water Pik, Inc.	1,000,000

Ypso Holding SA	188,025

$43,783,677

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. Any applicable unrealized gain/(loss) and unrealized appreciation/(depreciation) on unfunded loan commitments are recorded on the Statement of Assets and Liabilities and the Statement of Operations, respectively. As of February 29, 2008, the Fund recognized net discount and unrealized depreciation on unfunded transactions of $5,278,076. The net change in unrealized depreciation on unfunded transactions of $(2,738,365) is recorded in the Statement of Operations.

Note 10. Indemnification

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Note 11. Disclosure of Significant Risks and Contingencies

Industry Focus Risk

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Non-Payment Risk

Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/or interest payments. Investments in high-yield securities may result in greater net asset value fluctuation than if the Fund did not make such investments.

Currency Risk

A portion of the Fund’s assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Foreign Securities Risk

Investments in foreign securities may involve special risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-U.S. investment in one region or in the securities of emerging market issuers. These risks may include (i) less information about non-U.S. issuers or markets being available due to less rigorous disclosure, accounting standards or regulatory requirements; (ii) many non-U.S. markets are smaller, less liquid and more volatile and the Investment Adviser may not be able to sell the Fund’s securities at times, in amounts and at prices it considers reasonable; (iii) the economies of non-U.S. markets may grow at slower rates than expected or may experience a down-turn or recession; and (iv) withholdings and other non-U.S. taxes may decrease the Fund’s returns.

Semi-Annual Report | 31

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

Emerging Markets Risk

Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in foreign securities to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social political and economic stability; (ii) the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interest.

Derivatives Risk

Derivative transactions in which the Fund may engage for hedging and speculative purposes or to enhance total return, including engaging in transactions such as options, futures, swaps, foreign currency transactions (including forward foreign currency contracts, currency swaps or options on currency and currency futures) and other derivative transactions, involve certain risks and considerations. These risks include the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use derivative transactions depends on the Investment Adviser’s ability to predict pertinent market movements, which can not be assured. Thus, the use of derivative transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell.

Swaps Risk

Investments in swaps involve the exchange with another party of their respective commitments. Use of swaps subjects the Fund to risk of default by the counterparty. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event the counterparty is insolvent. However, the swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. The Fund may enter into total return swaps, credit default swaps, currency swaps or other swaps which may be surrogates for other instruments such as currency forwards or options.

32 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

February 29, 2008	Highland Floating Rate Advantage Fund

Approval of Investment Advisory Agreement

The Fund has retained the Investment Adviser to manage its assets pursuant to an Investment Advisory Agreement with the Investment Adviser (the “Investment Advisory Agreement”). At a special meeting of shareholders of the Fund held on July 20, 2007 and adjourned until August 3, 2007, the shareholders of the Fund approved the reorganization of the Fund from a Massachusetts Business Trust (the “Predecessor Fund”) to a Delaware statutory trust (the “Reorganization”). The reorganization occurred on December 31, 2007

At a meeting held on December 14, 2007, in connection with the Reorganization, the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) approved the Investment Advisory Agreement. Following an initial term of two years, the Investment Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

In light of the fact that the Investment Advisory Agreement contained terms and conditions substantially similar to the terms and conditions of the investment advisory agreement between the Predecessor Fund and the Investment Adviser dated December 18, 2006 (the “Predecessor Fund Investment Advisory Agreement”) approved by the Board of Trustees of the Predecessor Fund at a meeting held on May 19, 2006 and approved at a meeting of shareholders of the Predecessor Fund held on November 17, 2006 and adjourned to December 18, 2006, the Board reconsidered the detailed information provided at the meeting held on May 19, 2006 as part of its deliberations concerning the Investment Advisory Agreement. In addition to the information described below, at each quarterly in-person meeting, the Trustees received detailed reports showing compliance information, portfolio composition, and performance of the Fund as compared to its index and peer group. Specifically, at the meeting held on May 19, 2006, the Board requested, through Fund counsel and its independent legal counsel, and received from the Investment Adviser, various written materials, including: (1) information confirming the financial soundness of the Investment Adviser; (2) information on the advisory and marketing personnel of the Investment Adviser, including compensation arrangements; (3) information on the internal compliance procedures of the Investment Adviser; (4) comparative information showing how the Predecessor Fund’s proposed fee schedule and anticipated operating expenses compare to (i) other registered investment companies that follow investment strategies similar to those of the Predecessor Fund, and (ii) other private and registered pooled investment vehicles or accounts managed by the Investment Adviser, as well as the performance of such vehicles and accounts; (5) information regarding brokerage and portfolio transactions; and (6) information on any legal proceedings or regulatory audits or investigations affecting the Investment Adviser. The Independent Trustees reviewed various factors discussed in independent counsel’s legal memorandum, the detailed information provided by the Investment Adviser and other relevant information and factors, including the following:

The nature, extent, and quality of the services to be provided by the Investment Adviser

The Independent Trustees considered the portfolio management services provided by the Investment Adviser and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the experience and qualifications of the personnel who provide advisory services, including the background and experience of the members of the portfolio management team. The Independent Trustees reviewed the management structure, assets under management and investment philosophies and processes of the Investment Adviser. They also reviewed and discussed the Investment Adviser’s compliance policies and procedures. The Independent Trustees concluded that the Investment Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Predecessor Fund Investment Advisory Agreement and that the nature of such advisory services is satisfactory.

The Investment Adviser’s historical performance in managing the Predecessor Fund

The Independent Trustees reviewed the Investment Adviser’s historical performance in managing the Predecessor Fund as provided by Lipper. They noted that since the Investment Adviser has become the Predecessor Fund’s Investment Adviser, the Predecessor Fund outperformed its benchmark, the Credit Suisse Leveraged Loan Index, by 231 basis points per year on an annualized basis. Furthermore, when compared to its peer group, all of the Predecessor Fund’s share classes have been the top performing share classes of any peer, in the categories Year-to-Date Total Return, 1-year Total Return, Total Return since 4/15/04, as well as the Annualized Total Rates of Return in 3-Year, 5-Year, since 4/15/04, and since Inception time frames. Moreover, during the 12 months ended March 31, 2006, the Predecessor Fund’s Class Z Shares earned a return of 9.37%, which represents outperformance of 51.37% or 318 basis points compared to its benchmark, which returned 6.19%. The Independent Trustees were satisfied with the Investment Adviser’s historical performance in managing the Predecessor Fund.

Semi-Annual Report | 33

ADDITIONAL INFORMATION (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

The investment performance of other accounts or funds managed by the Investment Adviser

The Independent Trustees reviewed the performance of the Investment Adviser for accounts or funds that are similar to the Predecessor Fund compared with other investment companies of similar investment objectives and size. They reviewed the Investment Adviser’s historical performance in managing Highland Floating Rate Limited Liability Company (“FRLLC”). Highland Floating Rate Fund (“FRF”) prior to the conversion of FRF to a single fund scructure and liquidation and dissolution of FRLLC, invested substantially all of its assets in FRLLC, which then invested such assets in securities and other assets in accordance with the investment objectives of FRF and FRLLC. The Independent Trustees noted that as a result of its investment in FRLLC, FRF had consistently outperformed its benchmark, the Credit Suisse Leveraged Loan Index, as well as both its peers that employ leverage and those that do not employ leverage. During the 12 months ended March 31, 2006, the FRF’s Class Z Shares earned a return of 7.61%, which represents a 22.94% incremental return or 142 basis points more than its benchmark. Additionally, in Lipper’s Annualized Rate of Return categories, all of FRF’s share classes were ranked in the Top 5 for the 5-Year and Since Inception Total Return sets, and the top 6 for the 3-Year Total Return set. The Independent Trustees were satisfied with the Investment Adviser’s overall performance records.

The costs of the services to be provided by the Investment Adviser and the profits to be realized by the Investment Adviser and its affiliates from the relationship with the Predecessor Fund

The Independent Trustees also gave substantial consideration to the fees payable under the Predecessor Fund Investment Advisory Agreement, including: (i) the basis points to be paid to Highland; (ii) the anticipated expenses the Investment Adviser would incur in providing advisory services; and (iii) a comparison of the fees payable to the Investment Adviser under the Predecessor Fund Investment Advisory Agreement to fees paid to the Investment Adviser by other trusts and to investment advisers serving other investment companies with similar investment programs to that of the Predecessor Fund. After such review, the Independent Trustees determined that the anticipated profitability rates to the Investment Adviser with respect to the Predecessor Fund Investment Advisory Agreement were fair and reasonable.

The extent to which economies of scale would be realized as the Predecessor Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders

The Independent Trustees considered the effective fees under the Predecessor Fund Investment Advisory Agreement, as a percentage of assets at different asset levels, and possible economies of scale to the Investment Adviser. They considered the anticipated asset levels of the Predecessor Fund, the information provided by the Investment Adviser relating to its estimated costs, and information comparing the fee rate to be charged by the Investment Adviser with fee rates charged by other unaffiliated investment advisers to their clients. They also considered the Investment Adviser’s willingness to reinstate its voluntary “other expenses” cap if shareholders approved the Predecessor Fund Investment Advisory Agreement. The Independent Trustees concluded that the fee structures were reasonable and appropriately would result in a sharing of economies of scale in the current environment in view of the information provided by the Investment Adviser.

In determining whether to approve the Predecessor Fund Investment Advisory Agreement, the Independent Trustees concluded that, based on the materials presented to them and the conversations the Board had with representatives of the Investment Adviser, the Predecessor Fund’s auditors, the Predecessor Fund’s counsel and counsel to the Independent Trustees, submission of the Predecessor Fund Investment Advisory Agreement to shareholders would be in the best interests of shareholders. The Independent Trustees determined that the advisory fee rates under the Predecessor Fund Investment Advisory Agreement are fair and reasonable, in light of the excellent performance of the Predecessor Fund during the period the Investment Adviser has served as the investment adviser and in view of the fact that the advisory fee rates for the Predecessor Fund are substantially below the average advisory/management fee rate in the Predecessor Fund’s Lipper peer groups.

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments

34 | Semi-Annual Report

ADDITIONAL INFORMATION (unaudited) (continued)

February 29, 2008	Highland Floating Rate Advantage Fund

or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Semi-Annual Report | 35

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240

Transfer Agent

PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

Underwriter

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
2001 Ross Avenue, Suite 1800
Dallas, TX 75201

Fund Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report has been prepared for shareholders of Highland Floating Rate Advantage Fund.

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund’s proxy voting record for the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes information about Fund Trustees and is available upon request without charge by calling 1-877-665-1287.

36 | Semi-Annual Report

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Highland Floating Rate Advantage Fund	Semi-Annual Report, February 29, 2008

www.highlandfunds.com	HLC-ADV-SEMI-02/08

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Effective April 1, 2008, Brad Borud was appointed portfolio manager of Highland Floating Rate Advantage Fund (the “Fund”).

The Fund’s portfolio is managed by Mark Okada, Brad Borud and R. Joseph Dougherty.

Mark Okada. Mr. Okada is a founder and Chief Investment Officer of Highland Capital Management, L.P. (“Highland or the “Adviser”). He is responsible for overseeing Highland’s investment activities for its various strategies and has over 20 years of experience in the credit markets. Prior to co-founding Highland, Mr. Okada served as Manager of Fixed Income for the Guaranteed Investment Contract subsidiary of Protective Life Insurance (one of the first non-bank entrants into the syndicated loan market) from 1990 to 1993, where he was primarily responsible for the bank loan portfolio and other risk assets. From 1986 to 1990, Mr. Okada served as Vice President at Hibernia National Bank, managing a portfolio of high-yield loans in excess of $1 billion. Mr. Okada is a Director of NexBank and Highland Financial Partners, L.P., and Chairman of the Board of Directors of Common Grace Ministries, Inc. Mr. Okada is an honors graduate of the University of California Los Angeles with degrees in Economics and Psychology. He has earned the right to use the Chartered Financial Analyst designation.

Brad Borud. Mr. Borud is a Partner, Senior Trader and Chief Investment Officer - Retail Products at Highland. Prior to his current duties, Mr. Borud served as a Senior Trader and Co-Director of Portfolio Management for Highland from 2003 to 2008, as a Portfolio Manager and Team Leader from 2001 to 2003, as a Portfolio Manager from 1998 to 2001, and as a Portfolio Analyst from 1996 to 1998. As a Portfolio Manager, Mr. Borud covered a wide range of industries, including wireline telecommunications, wireless telecommunications, telecommunication equipment manufacturers, multichannel video and media. Prior to joining Highland in November 1996, Mr. Borud worked as a Global Finance Analyst in the Corporate Finance Group at NationsBank from 1995 to 1996 where he was involved in the originating, structuring, modeling and credit analysis of leveraged transactions for large corporate accounts in the Southwest region of the United States. In 1994, Mr. Borud served at Conseco Capital Management as an Analyst Intern in the Fixed Income Research Department, following the transportation and energy sectors. Mr. Borud has a BS in Business Finance from Indiana University.

R. Joseph Dougherty. Mr. Dougherty is a Partner and Senior Portfolio Manager of Highland and heads its retail products business unit. He serves as Portfolio Manager, Senior Vice President, Trustee and/or Director of Highland’s New York Stock Exchange-listed funds and Investment Company Act of 1940, as amended (the “1940 Act”) registered funds. He also serves as Portfolio Manager for Highland’s subadvised closed-end funds. In this capacity, Mr. Dougherty oversees investment decisions for the retail funds, alongside several other Portfolio Managers, and manages the team dedicated to the day-to-day operations of the retail funds. Prior to his current duties, Mr. Dougherty served as Portfolio Analyst for Highland from 1998 to 1999. As a Portfolio Analyst, Mr. Dougherty followed companies within the chemical, retail, supermarket, wireless and restaurant sectors. Prior to joining Highland in March 1998, Mr. Dougherty served as an Investment Analyst with Sandera Capital Management from 1997 to 1998. Formerly, he was a Business Development Manager at Akzo Nobel from 1994 to 1996 and a Senior Accountant at Deloitte & Touche, LLP from 1992 to 1994. He received an MBA from Southern Methodist University and a BS in Accounting from Villanova University. Mr. Dougherty is a Certified Public Accountant, and has earned the right to use the Chartered Financial Analyst designation.

The following tables provide information about the funds and accounts, other than the Fund, for which the Fund’s managers are primarily responsible for the day-to-day portfolio management. This information is provided for R. Joseph Dougherty and Mark Okada as of August 31, 2007 and for Brad Borud as of February 29, 2008.

R. Joseph Dougherty

Type of Accounts	Total Number of Accounts Managed	Total Assets Managed (millions)	Total Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets Managed with Performance- Based Advisory Fee (millions)

Registered Investment Companies:	13	$8,462	—	—

Other Pooled Investment Vehicles:	1	$ 357	—	—

Other Accounts:	—	—	—	—

Mark Okada

Type of Accounts	Total Number of Accounts Managed	Total Assets Managed (millions)	Total Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets Managed with Performance- Based Advisory Fee (millions)

Registered Investment Companies:	14	$ 9,398	—	—

Other Pooled Investment Vehicles:	30	$17,536	24	$15,686

Other Accounts:	—	—	—	—

Brad Borud

Type of Accounts	Total Number of Accounts Managed	Total Assets Managed (millions)	Total Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets Managed with Performance- Based Advisory Fee (millions)

Registered Investment Companies:	—	—	—	—

Other Pooled Investment Vehicles:	—	—	—	—

Other Accounts:	—	—	—	—

Conflicts of Interests

          The Adviser has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. The Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Adviser furnishes advisory services to numerous clients in addition to the Fund, and the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to the Adviser or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, the Adviser, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser’s (or its affiliates’) partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Adviser includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.

          The Adviser, its affiliates or their partners, directors, officers and employees similarly serve or may serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients.

          While the Adviser does not believe there will be frequent conflicts of interest, if any, the Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between the Adviser’s fiduciary obligations to the Fund and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.

Compensation

          Highland’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors including the relative performance of a portfolio manager’s underlying account, the combined performance of the portfolio managers’ underlying accounts, and the relative performance of the portfolio managers’ underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by Highland, such as its “Option It Plan” and its “Long-Term Incentive Plan,” described below.

          Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with Highland, which may include the amount of assets supervised and other management roles within Highland.

          Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Option It Plan. The purpose of this plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly-compensated employees of Highland in order to promote the success of Highland.

Long Term Incentive Plan. The purpose of this plan is to create positive morale and teamwork, to attract and retain key talent and to encourage the achievement of common goals. This plan seeks to reward participating employees based on the increased value of Highland.

          Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with Highland.

Ownership of Securities

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each portfolio manager. This information is provided for R. Joseph Dougherty and Mark Okada as of August 31, 2007 and for Brad Borud as of February 29, 2008.

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager

R. Joseph Dougherty	None
Mark Okada	$100,001 - $500,000
Brad Borud	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

On April 16, 2007 the Board of Trustees of the Fund approved changes to the Nominating Committee Charter, including the addition of Annex A which provides procedures for shareholders to propose nominations for Trustee candidates.

ANNEX A
NOMINATING COMMITTEE POLICY REGARDING
SELECTION / RECOMMENDATION OF DIRECTOR NOMINEES

A candidate for nomination as Director submitted by a shareholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following qualifications have been met and procedures followed:

1.

A shareholder or group of shareholders (referred to in either case as a “Nominating Shareholder”) that beneficially owned, in the aggregate, more than 5% of the Fund’s voting common shares, with each of the shares used to calculate that ownership held for at least one year as of the date the recommendation was made, may submit one candidate to the Committee for consideration at an annual meeting of shareholders.

2.

The Nominating Shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

3.

The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than 120 calendar days before the date of the Fund’s proxy statement released to shareholders in connection with the previous year’s annual meeting. If, however, the Fund did not hold an annual meeting in the previous year, or if the date of this year’s annual meeting has been changed by more than 30 days from the date of the previous year’s annual meeting, then the deadline is a reasonable time before the Fund begins to print and mail its proxy materials.

4.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the person recommended by the Nominating Shareholder (the “candidate”); (B) any position or business relationship of the candidate, currently or within the preceding five years, with the Nominating Shareholder or an Associated Person of the Nominating Shareholder (as defined below); (C) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such Nominating Shareholder by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors of the Fund; (E) whether the Nominating Shareholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate’s knowledge of the investment company industry, experience as a Director or senior officer of public companies, directorships/trusteeships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a Directors’ questionnaire if elected; (iv) the Nominating Shareholder’s consent to be named as such by the Fund; (v) the class or series and number of all shares of the Fund owned beneficially and of record by the Nominating Shareholder and any Associated Person of the Nominating Shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the

Fund’s record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the Nominating Shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the Nominating Shareholder. “Associated Person of the Nominating Shareholder” as used in this paragraph 4 means any person required to be identified pursuant to clause (v) and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the Nominating Shareholder or (b) any person required to be identified pursuant to clause (v).

5.

The Committee may require the Nominating Shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 4 above or to determine the qualifications and eligibility of the candidate proposed by the Nominating Shareholder to serve on the Board. If the Nominating Shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Highland Floating Rate Advantage Fund

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date April 29, 2008

By (Signature and Title)*	/s/ M. Jason Blackburn

M. Jason Blackburn, Chief Financial Officer, Treasurer
and Secretary
(principal financial officer)

Date April 29, 2008

* Print the name and title of each signing officer under his or her signature.